File No. 333-60934
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                      POST EFFECTIVE AMENDMENT NO. 3
                                       TO
                                    FORM S-6
  For Registration Under the Securities Act of 1933 of Securities of
  Unit Investment Trusts Registered on Form N-8B-2.
  A.  Exact name of Trust:
      UBS PATHFINDERS TRUST, TREASURY AND GROWTH STOCK
      SERIES 27
  B.  Name of Depositor:
      UBS FINANCIAL SERVICES INC.
  C.  Complete address of Depositor's principal executive office:
      UBS FINANCIAL SERVICES INC.
      1000 Harbor Boulevard
      Weehawken, New Jersey 07086
  D.  Name and complete address of agents for service:
      UBS FINANCIAL SERVICES INC.
      Attention: Richard Stewart
      1000 Harbor Boulevard
      Weehawken, New Jersey 07086
  (x) Check if it is proposed that this filing should become effective (immediately upon filing or on November 1, 2005) pursuant to paragraph
      (b) of Rule 485.
  E.  Total and amount of securities being registered:
      An indefinite number of units of Beneficial Interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.
  F. Proposed maximum offering price to the public of the securities being registered:
      Indefinite pursuant to Rule 24f-2
  G. Amount of filing fee, computed at .0001177 of the proposed maximum aggregate offering price to the public:
      In accordance with Rule 24f-2, a fee in the amount of $0 was paid on March 17, 2005 in connection with the filing of the Rule 24f-2 Notice for the Trust's most recent fiscal year.
  H.  Approximate date of proposed sale to public:
      AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE
      REGISTRATION STATEMENT.

                          UBS PATHFINDERS TRUST,
                   TREASURY AND GROWTH STOCK SERIES 27
                         Cross Reference Sheet
       Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933 (Form N-8B-2 Items required by Instruction 1 as to Prospectus on Form S-6)
Form N-8B-2                                   Form S-6
Item Number                                   Heading in Prospectus
  I.    Organization and General Information
  1.    (a)Name of Trust                )  Front Cover
        (b)Title of securities issued   )
  2.    Name and address of             )  Back Cover
        Depositor
  3.    Name and address of             )  Back Cover
        Trustee
  4.    Name and address of             )  Back Cover
        Principal
        Underwriter                     )
  5.    Organization of Trust           )  The Trust
  6.    Execution and                   )  The Trust
        termination of
        Trust Agreement                 )  Termination of the Trust
  7.    Changes of name                 )  *
  8.    Fiscal Year                     )  *
  9.    Litigation                      )  *
  II.   General Description of the Trust and Securities of the
        Trust
  10.   General Information             )  The Trust;
        regarding
        Trust's Securities and          )  Rights of Unit
        Rights
        of Holders                      )  holders
  (a)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  (b)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  *     Not applicable, answer
        negative or not required.
  (c)   Rights of Holders as to         )  Rights of Unit
        Withdrawal or                   )  holders
        Redemption
                                        )  Redemption;
                                        )  Public Offering of Units-
                                        )  Secondary Market for Units
  (d)   Rights of Holders as to         )  Secondary Market for
        conversion, transfer, etc.      )  Units Exchange Option
  (e)   Rights of Trust issues          )
        periodic payment plan           )  *
        certificates                    )
  (f)   Voting rights as to             )  Rights of Unitholders
        Securities, under the Indenture )
  (g)   Notice to Holders as to         )
        change in                       )
        (1)Assets of Trust              )  Amendment of the
                                           Indenture
        (2)Terms and Conditions         )  Administration of the
                                           Trust-Portfolio Supervision
           of Trust's Securities        )  Investments
        (3)Provisions of Trust          )  Amendment of the
                                           Indenture
        (4)Identity of Depositor and    )  Administration of the Trust
           Trustee
  (h)   Consent of Security             )
        Holders
        required to change              )
        (1)Composition of assets        )  Amendment of the
                                           Indenture
           of Trust                     )
        (2)Terms and conditions         )  Amendment of the
                                           Indenture
           of Trust's Securities        )
        (3)Provisions of Indenture      )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the Trust
           and Trustee                  )
  11.   Type of Securities              )  The Trust
        Comprising Units
  12.   Type of securities              )  *
        comprising
        periodic payment                )
        certificates
  13.   (a)Load, fees, expenses, etc.   )  Public Offering of
                                        )  Units; Expenses of the
                                        )  Trust
  *     Not applicable, answer
        negative or not required.
        (b)Certain information          )  *
           regarding periodic payment   )  *
           certificates                 )
        (c)Certain percentages          )  *
        (d)Certain other fees, etc.     )  Expenses of the Trust
           payable by holders           )  Rights of Unitholders
        (e)Certain profits receivable   )  Public Offering of
           by depositor, principal      )  Units
           underwriters, trustee or     )  Public Offering of Units
           affiliated persons           )  Market for Units
        (f)Ratio of annual charges to   )  *
           income                       )
  14.   Issuance of Trust's             )  The Trust
        securities
                                        )  Public Offering of Units
  15.   Receipt and handling of         )  *
        payments from                   )
        purchasers
  16.   Acquisition and                 )  The Trust; Administration
        disposition of
        underlying securities           )  of the Trust; Termination
                                        )  of Trust
  17.   Withdrawal or                   )  Redemption
        redemption
                                        )  Public offering of Units
                                        )  -Secondary Market for
                                        )  -Exchange Option
                                        )  -Conversion Option
  18.   (a)Receipt and disposition of   )  Distributions of
           income                       )  Unitholders
        (b)Reinvestment of              )  *
           distributions
        (c)Reserves or special fund     )  Distributions to
                                        )  Unitholders; Expenses of
                                           Trust
        (d)Schedule of distribution     )  *
  19.   Records, accounts and           )  Distributions
        report
                                        )  Administration
                                        )  of the Trust
  20.   Certain miscellaneous           )  Administration of the Trust
        provisions of Trust             )
        agreement
  21.   Loans to security               )  *
        holders
  22.   Limitations on liability        )  Sponsor, Trustee
  23.   Bonding arrangements            )  Included in Form N-8B-2
  24.   Other material                  )  *
        provisions of
        trust agreement                 )
  *     Not applicable, answer
        negative or not required.
  III.        Organization
  Personnel and        Affiliated
  Persons of Depositor
  25.   Organization of                 )  Sponsor
        Depositor
  26.   Fees received by                )  Public Offering of
        Depositor
                                        )  Units Expenses of the Trust
  27.   Business of Depositor           )  Sponsor
  28.   Certain information as to       )  Sponsor
        officials and affiliated        )
        persons of Depositor            )
  29.   Voting securities of            )  *
        Depositor
  30.   Persons controlling             )  Sponsor
        Depositor
  31.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  32.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  33.   Remuneration of                 )  *
        employees of
        Depositor for certain           )
        services
        rendered to Trust               )
  34.   Remuneration of other           )  *
        persons
        for certain services            )
        rendered
        to Trust                        )
  IV.        Distribution and Redemption of Securities
  35.   Distribution of Trust's         )  Public Offering of Units
        securities by states            )
  36.   Suspension of sales of          )  *
        Trust's
        securities                      )
  37.   Revocation of authority         )  *
        to
        distribute                      )
  38.   (a)Method of distribution       )  Public Offering of Units
        (b)Underwriting agreements      )
        (c)Selling agreements           )  Sponsor
  *     Not applicable, answer
        negative or not required.
  39.   (a)Organization of principal    )  Sponsor
           underwriter                  )
        (b)N.A.S.D. membership of       )  Sponsor
           principal underwriter        )
  40.   Certain fees received by        )  Public Offering Price of
        principal underwriter           )  Units
  41.   (a)Business of principal        )  Sponsor
           underwriter                  )
        (b)Branch officers of           )  *
           principal underwriter        )
        (c)Salesman of principal        )  *
           underwriter                  )
  42.   Ownership of Trust's            )  *
        securities
        by certain persons              )
  43.   Certain brokerage               )  *
        commissions
        received by principal           )
        underwriter                     )
  44.   (a)Method of valuation          )  Public Offering Price of
                                        )  Units
        (b)Schedule as to offering      )  *
           price                        )
        (c)Variation in Offering        )  Public Offering Price of
           price to certain persons     )  Units
  45.   Suspension of                   )  *
        redemption rights
  46.   (a)Redemption valuation         )  Public Offering of Units
                                        )  -Secondary Market for Units
                                        )  -Valuation
        (b)Schedule as to redemption    )
           price                        )
  V.        Information concerning the Trustee or Custodian
  47.   Maintenance of position         )  Public Offering of Units
        in
        underlying securities           )  Redemption
                                        )  Trustee
                                        )  Evaluation of the Trust
  48.   Organization and                )
        regulation of
        Trustee                         )  Trustee
  49.   Fees and expenses of            )  Expenses of the Trust
        Trustee
  50.   Trustee's lien                  )  Expenses of the Trust
  *     Not applicable, answer
        negative or not required.
  VI.   Information concerning Insurance of
        Holders of Securities
  51.   (a)Name and address of          )  *
           Insurance Company            )
        (b)Type of policies             )  *
        (c)Type of risks insured and    )  *
           excluded                     )
        (d)Coverage of policies         )  *
        (e)Beneficiaries of policies    )  *
        (f)Terms and manner of          )  *
           cancellation                 )
        (g)Method of determining        )  *
           premiums                     )
        (h)Amount of aggregate          )  *
           premiums paid                )
        (i)Who receives any part of     )  *
           premiums                     )
        (j)Other material provisions    )  *
           of the Trust relating to     )
           insurance                    )
  VII.   Policy of Registrant
  52.   (a)Method of selecting and      )  The Trust;
           eliminating securities       )  Administration of the Trust
           from the Trust               )
        (b)Elimination of securities    )  *
           from the Trust               )
        (c)Policy of Trust regarding    )  Portfolio Supervision
                                        )  Administration of Trust
           substitution and
           elimination of securities    )
        (d)Description of any funda-    )  Administration of
           mental policy of the Trust   )  Trust
                                        )  Portfolio Supervision
  53.   (a)Taxable status of the        )  Tax status of the Trust
           Trust                        )
        (b)Qualification of the Trust   )  Tax status of the Trust
           as a mutual investment       )
           company                      )
  *     Not applicable, answer
        negative or not required.
  VIII. Financial and Statistical Information
  54.   Information regarding           )  *
        the
        Trust's past ten fiscal         )
        years
  55.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  56.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  57.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  58.   Certain information             )  *
        regarding
        periodic payment plan           )
        certi-
        ficates                         )
  59.   Financial statements            )  Statement of Financial
        (Instruction 1(c) to            )  Condition
        Form S-6)
  *     Not applicable, answer
        negative or not required.

UBS PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES TWENTY SEVEN
(A Unit Investment Trust)
               11,800,000 Units




Portfolio of "Zero-Coupon" U.S.
Treasury Obligations and Common Stocks

Designed for Preservation of Capital
and Potential Capital Appreciation

This Prospectus consists of two parts: Part A and Part B. Parts A and B should both be attached for this Prospectus to be complete.


The Securities and Exchange Commission has not approved or disapproved these Securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SPONSOR:
UBS FINANCIAL SERVICES INC.

PROSPECTUS PART A DATED NOVEMBER 1, 2005

No person is authorized to give any information or
make any representations about this Trust not
contained in this Prospectus, and you should not
rely on any other information. Read and keep both
parts of this prospectus for future reference.
Table of Contents
Part A                                    Page
Brief Description of the Trust's
 Investment Portfolio........             A - 3
Is this Trust Appropriate for You?        A - 5
Summary of Risks                          A - 5
Essential Information Regarding the Trust A - 9
Report of Independent Registered Public
 Accounting Firm                          A - 10
Statement of Financial Condition          A - 11
Statement of Operations                   A - 12
Statement of Changes in Net Assets        A - 13
Notes to Financial Statements             A - 14
Schedule of Investments                   A - 15
Part B
The Trust's Objectives                    B - 1
The Composition of the Trust's Portfolio..B - 1
The Trust.      ..........................B - 3
Risk Factors and Special Considerations...B - 4
Federal Income Taxes......................B - 7
Public Offering of Units..................B - 8
   Public Offering Price..................B - 8
   Sales Charge and Volume Discount.......B - 9
   Employee Discount......................B - 9
   Exchange Option........................B - 9
   Conversion Option......................B - 11
   Distribution of Units..................B - 11
   Secondary Market for Units.............B - 11
   Sponsor's Profits......................B - 12
Redemption................................B - 12
Valuation.................................B - 13
Comparison of Public Offering Price and
  Redemption Value..................      B - 14
Expenses of the Trust.....................B - 14
Rights of Unitholders.....................B - 15
Distributions.............................B - 15
Administration of the Trust...............B - 15
   Accounts...........................    B - 15
   Reports and Records....................B - 16
   Portfolio Supervision..................B - 16
   Reinvestment                           B - 17
Amendment of the Indenture................B - 17
Termination of the Trust..................B - 17
Sponsor...................................B - 18
Code of Ethics............................B - 18
Trustee...................................B - 19
Independent Registered Public Accounting
 Firm                                     B - 19
Legal Opinions..........................  B - 19

UBS PATHFINDERS TRUST, TREASURY AND GROWTH STOCK
SERIES TWENTY SEVEN  -  PART A

Brief Description of the Trust's Investment
Portfolio

1. The Trust's Objective.

The Trust seeks to provide preservation of capital and potential capital appreciation through an investment in a portfolio of stripped "zero-coupon" United States Treasury Obligations maturing on November 15, 2015 and common stocks
(the "Stock" or "Stocks", and, together with the stripped "zero-coupon" U.S. Treasury Obligations, the "Securities") Because the maturity value of the stripped U.S. Treasury Obligations is backed by the full faith and credit of the United States, the Sponsor believes that the Trust provides an attractive combination of safety and appreciation for purchasers who hold Units until November 30, 2015, the Trust's "Mandatory Termination Date".

As of the date of this Prospectus Part A, 54% of the Trust's Portfolio was invested in interest-only portions of United States Treasury
Obligations and the remaining 46% was invested in common stocks as described briefly below.

The stripped "zero-coupon" U.S. Treasury
Obligations ("stripped U.S. Treasury Obligations") make no payment of current interest, but rather make a single payment upon their stated maturity.
UBS Financial Services Inc. chose the Stocks in the Trust's Portfolio for their capital appreciation potential, not for their income potential. Many of the stocks currently pay little or no dividend income.

The Trust has been formulated so that the portion of the Trust invested in stripped U.S. Treasury
Obligations is designed to provide an approximate return of principal on the Mandatory Termination
Date for purchasers investing on the Initial Date of Deposit. (See "Essential Information-
Distributions".) Therefore, even if the Stocks are valueless upon termination of the Trust, and if the stripped U.S. Treasury Obligations are held until their maturity in proportion to the Units outstanding, purchasers will receive, at the termination of the Trust, $1,000 per 1,000 Units purchased. This feature of the Trust provides that Unitholders who purchased their Units at or below $1,000 per 1,000 Units and who hold their units to the Mandatory Termination Date will receive the same amount as they originally invested, although they would have foregone earning any interest on the amounts involved and will not protect their principal on a present value basis, assuming the Stocks are valueless.

2. Brief Description of the Trust's Portfolio.

The Trust is a unit investment trust which means that, unlike a mutual fund, the Trust's portfolio is not managed and the Trust portfolio's investments are not sold because of market changes.

Unless terminated sooner, the Trust is scheduled to terminate on or about November 30, 2015 regardless of market conditions at the time. The
Trust plans to hold until its termination the stripped U.S. Treasury Obligations maturing
November 15, 2015 and a diversified group of stocks, all as shown on the "Schedule of Investments" in this Prospectus Part A.

The main objective of UBS Financial Services Inc.
in constructing the portfolio of stocks to be included in the Trust on the initial date of deposit was to select a group of stocks which, in the view of UBS Financial Services Inc., would be capable of, over the long term, closely tracking the performance of the market as measured by the S&P 500. The S&P 500 is an unmanaged index of 500 stocks calculated under the auspices of Standard &
Poor's, which, in the view of UBS Financial
Services Inc., is a broadly diversified, representative segment of the market of all publicly traded stocks in the United States.

On July 31, 2005, the aggregate market value of the Trust portfolio was $13,915,259.

In constructing the Trust's portfolio, a computer program was generated against the 500 S&P stocks to identify a combination of S&P 500 stocks
(excluding General Electric and those stocks rated
"Unattractive" or "Sell" by UBS Equity Research) which, when equally weighted, have the highest correlation with the S&P 500 Index with the smallest tracking error.

Description of UBS Warburg's Research Ratings
System

UBS Financial Services Inc. used UBS Warburg
LLC's research ratings system in the analysis and selection of the securities contained in the Trust as of the initial date of deposit.
The ratings were as follows:

Strong Buy Greater than 20% excess return
potential; high degree of confidence
Buy   Positive excess return potential
Hold Low excess return potential; low degree of confidence
Reduce Negative excess return potential
Sell Greater than 20% negative excess return potential; high degree of confidence

Excess return is defined as:  (Target
Price/Current Price) minus 1 plus gross dividend yield minus
    12-month interest rate

The 12-month interest rate used is that of the company's country of incorporation, in the same currency as the predicted return.

Of course, there can be no assurance that the securities rated Strong Buy or Buy according to this ratings system will in fact perform in the manner described above.

The common stocks in the Trust's portfolio have
been issued by companies who may receive income
and derive revenues from multiple industry
sources, but whose primary industry is listed in
the "Schedule of Investments" in this Prospectus
Part A.
                           Approximate Percent
                           of Aggregate
Primary Industry Source    Market Value of the Trust

Aerospace/Defense            .95%
Beverages                    .78%
Biotechnology               1.63%
Chemicals                   1.47%
Computers-Hardware/Software 4.42%
Cosmetics & Toiletries      1.13%
Data Processing/Management  1.09%
Diversified Manufacturing
  Operations                2.14%
Electric                    1.07%
Electronics/Semi-Conductor  1.61%
Financial Institutions/Banks5.79%
Insurance-Healthcare        2.10%
Insurance-Multi-Line        3.39%
Medical Products            2.28%
Multimedia                  2.10%
Networking Products         1.24%
Oil/Gas                     3.67%
Pharmaceutical              2.24%
Pharmacy Services            .10%
                                (Continued)

                           Approximate Percent
                           of Aggregate
Primary Industry Source    Market Value of the Trust

Retail-Building Products   1.18%
Retail-Discount              .88%
Telecommunications         2.52%
Tobacco                    1.31%
Transport-Services         1.05%

Is this Trust Appropriate for You?

Yes, if you are a long-term investor seeking capital protection combined with potential capital appreciation over the life of the Trust. You will benefit from a professionally selected portfolio whose risk is reduced by investing in stocks of several different issuers.

No, if you want a speculative investment that changes to take advantage of market movements, if you are unable or unwilling to assume the risks involved generally with equity investment or if you need current income.

Summary of Risks

You can lose money by investing in the
Trust. This can happen for various reasons. A further discussion of the risks summarized below can be found in Part B of this Prospectus.

1. Risks of Investing in the Trust

Certain risks are involved with an
investment in a unit trust which holds stripped
U.S. Treasury obligations and common stocks. For example:

The Trust, unlike a mutual fund, is not "managed", so neither the stripped U.S. Treasury Obligations nor the Stocks will be sold by the Trust to take advantage of market fluctuations.

The Trust portfolio may not remain constant during the life of the Trust. The Trustee may be required to sell Stocks to pay Trust expenses, to tender stocks under certain circumstances or to sell stocks in the event certain negative events occur.

The sale of Stocks from the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount you receive upon termination may be less than the amount you paid.

If many investors sell their Units, the Trust will have to sell Securities. This could reduce the diversification of your investment and increase your share of Trust expenses.

The price of your Units depends upon the full range of economic and market influences including the prices of bonds and equity securities, current interest rates, the condition of the bond and stock markets and other economic influences that affect the global or United States economy.

Assuming no changes occur in the prices of the stripped U.S. Treasury Obligations and the Stocks held by the Trust, the price you receive for your Units will generally be less than the price you paid because your purchase price included a sales charge and because of the deductions of various fees, charges and expenses of the Trust.

The stocks in the Trust's portfolio will generally trade on a domestic stock exchange or in the over-the-counter market. We cannot assure you that a liquid trading market will exist. The value of the Trust's portfolio, and of your investment, may be reduced if trading in one or more stocks is limited or absent.

Additional stocks and stripped U.S. Treasury
Obligations may be acquired by the Trust when additional Units are to be offered to the public.
Costs incurred in acquiring such additional stocks and stripped U.S. Treasury Obligations will be borne by the Trust. Unitholders will experience a dilution of their investment as a result of such brokerage fees and other expenses paid by the Trust during the additional deposits of securities purchased by the Trustee with cash or cash equivalents.

Investing always involves risk. The risks described below are the most significant risks associated with investing in the stripped U.S.
Treasury Obligations and stocks held by the Trust.

2. Risks of Investing in Stripped "Zero-Coupon"
U.S. Treasury Obligations

The value of the stripped U.S. Treasury
Obligations in the Trust may increase or decrease depending upon market and economic conditions.
Also, the stripped U.S. Treasury Obligations in the Trust were purchased at a deep discount and do not make any periodic payments of interest.
Instead, the entire payment of proceeds will be made upon maturity of such stripped U.S. Treasury
Obligations. Owners of deep discount bonds which make no current interest payments earn a fixed yield not only on the original investment but also on all earned discount during the life such obligation. This implicit reinvestment of earnings at the same, fixed rate eliminates the owner's ability to reinvest at higher rates in the future. For this reason, sale of Units prior to the termination date of the Trust will involve substantially greater price fluctuations during periods of changing market interest rates than would be experienced in connection with sale of Units of a Trust which held stripped U.S. Treasury
Obligations which made scheduled interest payments on a current basis.

3. Risks of Investing in Stocks

Holders of common stocks, such as the Stocks held by the Trust, have rights that are generally inferior to the holders of debt obligations or preferred stocks.

Common stocks are not obligations of the issuer.
Therefore, they do not provide any assurance of income or provide the degree of protection of debt securities.

The Stocks held by the Trust can be expected to fluctuate in value depending on a wide variety of factors, such as economic and market influences affecting corporate profitability, financial condition of issuers, changes in worldwide or national economic conditions, the prices of equity securities in general and the Trust's stocks in particular.

Certain of the Stocks in the Trust may be American
Depositary Receipts or "ADRs" which are subject to additional risks. (See "Schedule of Investments" herein). ADRs are subject to certain investment risks that are different from those experienced by stocks issued by domestic issuers. These investment risks include potential future political and economic developments and the potential establishment of exchange controls, new or higher levels of taxation, or other governmental actions which might adversely affect the payment or receipt of payment of dividends on the common stock of foreign issuers underlying such ADRs. ADRs may also be subject to current foreign taxes, which could reduce the yield on such securities.

The securities underlying the ADRs held in the Trust are generally denominated, and pay dividends, in foreign currency and are therefore subject to currency exchange rate risk. Currency exchange rate risk occurs because the U.S. dollar value of the shares underlying the ADRs and of their dividends will vary with the fluctuations in the U.S. dollar foreign exchange rates for the relevant currency in which the shares underlying the ADRs are denominated. Exchange rate fluctuations are dependent on a number of economic factors including the world economy and the economic conditions within the relevant country, supply and demand of the relevant currency, interest rate differentials between currencies, the balance of imports and exports of goods and services, monetary and fiscal policies of the relevant country, perceived political stability and investor psychology, especially that of institutional investors predicting the future relative strength or weakness of a particular currency.

While the portfolio of Stocks included in the Trust was selected to closely track the performance of the S&P 500 Index, we cannot assure you that the increase or decrease in the S&P 500
Index over the life of the Trust will be reflected in a similar appreciation or depreciation in value of the portfolio of Stocks.

While the original portfolio of Stocks
included in the Trust was selected to closely track the performance of the S&P 500 Index, we cannot assure you that the increase or decrease in the S&P 500 Index over the life of the Trust will be reflected in a similar appreciation or depreciation in value of the portfolio of Stocks.

Fees and Expenses

 This table shows the fees and expenses a Unitholder may pay, either directly or indirectly, and assumes an investment of $10,000 when investing in Units of Trust.

Sales Charge(1)

 Unitholders pay a maximum Initial Sales Charge of
4.75% of the Public Offering Price per Unit.
Estimated Annual Operating Expenses of the Trust
                                                       Amount as a       Amount per
                                                       % of Net Assets   $10,000 invested
                                                       (as of the        (as of the
                                                       first day of      first day of
                                                       the Trust)        the Trust)
Trustee's Fee                                          .178%             $17.00
Portfolio, Bookkeeping and Administrative Expenses     .156%             $14.90
Other Operating Expenses                               .025%             $ 2.40
     Total                                             .359%             $34.30
Estimated Initial Organization Costs of the Trust(2)   .210%             $20.00
____________
(1)   The Initial Sales Charge of 4.75% is reduced
for purchasers of Units worth $50,000 or more. Also,
certain classes of investors are entitled to reduced
sales charges. For further details, see "Public
Offering of Units - Sales Charge and Volume Discount"
and "- Employee Discount" in Part B of this Prospectus.
(2)   Applicable only to purchasers of Units during the
initial offering period.

Example

This example may help you compare the cost of investing in the Trust to the cost of investing in other investment vehicles.

The example below assumes that you invest
$10,000 in the Trust for the periods indicated and then either redeem or do not redeem your Units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Trust's annual operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
$529       $598       $667        $838

See "Expenses of the Trust" in Part B of this Prospectus for additional information regarding expenses.

ESSENTIAL INFORMATION REGARDING THE TRUST

               As of July 31, 2005
Sponsor:   UBS Financial Services Inc.
Trustees:   Investors Bank & Trust Co.
Initial Date of Deposit: August 27, 2002
Aggregate Market Value of Securities in Trust:                        $13,915,259

Number of Units:                                                      11,800,000

Minimum Purchase:                                                     $250

Fractional Undivided Interest in the Trust Represented by
Each Unit:                                                            1/11,800,000th

Calculation of Public Offering Price Per Unit:

Value of Net Assets in Trust                                          $13,927,953

Divided by 11,800,000 Units                                           $1.1803

Plus Sales Charge of 4.25% of Public Offering Price                   $.0524

Public Offering Price per Unit                                        $1.2327

Redemption Value per Unit                                             $1.1803

Excess of Public Offering Price over Redemption Value per Unit:       $.0524

Sponsor's Repurchase Price per Unit                                   $1.1803

Excess of Public Offering over Sponsor's Repurchase Price per Unit:   $.0524


Evaluation Time:                                                      Closing time of the regular trading
                                                                      session on the New York Stock
                                                                      Exchange, Inc. (ordinarily 4 P.M.
                                                                      New York Time).

Distribution Dates*:                                                  Quarterly, commencing
                                                                      December 25, 2002

Record Date:                                                          December 10, 2002 and quarterly
                                                                      thereafter.

Mandatory Termination Date:                                           November 30, 2015 (15 days after
                                                                      maturity of the Treasury Obligations).

Discretionary Liquidation Amount:                                     20% of the value of the Securities
                                                                      upon completion of the deposit of
                                                                      the Securities

Estimated Expenses of the Trust * *:                                  $.0030 per Unit

*     See " Distributions "
* *   See " Expenses of Trust ". Estimated dividends
from the Stocks, based upon last dividends actually
paid, are expected by the Sponsor to be sufficient to
pay estimated annual expenses of the Trust. If such
dividends paid are insufficient to pay such annual
expenses, the Trustee is authorized to sell
Securities in an amount sufficient to pay
such expenses. (See "Administration of the Trust"
and "Expenses of the Trust".)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE UNITHOLDERS, SPONSOR AND TRUSTEE
UBS PATHFINDERS TRUST, TREASURY AND GROWTH STOCK
SERIES TWENTY SEVEN:
 We have audited the accompanying statement of financial condition, including the schedule of investments, of UBS Pathfinders Trust, Treasury and Growth Stock Series Twenty Seven (the "Trust") as of July 31, 2005 and the related statements of operations and changes in net assets for each of the two years in the period then ended and for the period from August 27, 2002 (date of deposit) to July 31, 2003. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005 by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS Pathfinders Trust, Treasury and Growth Stock Series Twenty Seven at
July 31, 2005 and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from August 27, 2002 to July 31, 2003, in conformity with U.S. generally accepted accounting principles.

ERNST & YOUNG LLP

New York, New York
October 21, 2005

              UBS PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES TWENTY SEVEN
           STATEMENT OF FINANCIAL CONDITION
                July 31, 2005

                 ASSETS
Treasury Obligation - at market value (Cost $6,908,147)
(note A and note 1 to schedule of investments)                $7,495,159
Common Stock - at market value (Cost $4,900,844)
(note 1 to schedule of investments)                           6,420,100
Accrued dividends receivable                                  10,979
Cash                                                          13,995
Total assets                                                  $13,940,233
            LIABILITIES AND NET ASSETS
Accrued expenses payable                                                          12,280
Total liabilities                                                                 $12,280
Net Assets (11,800,000 units of fractional undivided interest outstanding):
Cost to investors (note B)                                                        $12,333,150
Less gross underwriting commissions (note C)                                      (524,159)
                                                                                  11,808,991
Net unrealized market appreciation (note D)                                       2,106,268
Net amount applicable to unitholders                                              13,915,259
Undistributed investment income-net                                               10,696
Undistributed proceeds from securities sold                                       1,998
Net assets                                                                        13,927,953
Total liabilities and net assets                                                  $13,940,233
Net asset value per unit                                                          $1.1803

See accompanying notes to financial statements.

              UBS PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES TWENTY SEVEN
              STATEMENT OF OPERATIONS

                                                                                           For the period
                                                                                           from August 27,
                                                                                           2002 (initial date
                                                             Year Ended       Year Ended   of deposit) to
                                                             July 31,         July 31,     July 31,
                                                             2005             2004         2003
Operations:
Investment income:
Accretion on Treasury obligation                             $369,199         $453,892     $312,042
Dividend income                                              140,513          146,144      93,957
    Total investment income                                  509,712          600,036      405,999

Less expenses:
Trustee's fees, evaluator's expense and other expenses       41,109           84,559       41,331
    Total expenses                                           41,109           84,559       41,331
Investment income-net                                        468,603          515,477      364,668

Realized and unrealized gain on investments-net:
Net realized gain on securities transactions                 196,348          229,988      ---
Net change in unrealized market appreciation                 1,017,610        783,079      305,579
Net gain on investments                                      1,213,958        1,013,067    305,579
Net increase in net assets resulting from operations         $1,682,561       $1,528,544   $670,247

See accompanying notes to financial statements.

              UBS PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES TWENTY SEVEN
STATEMENT OF CHANGES IN NET ASSETS
                                                                                           For the period
                                                                                           from August 27,
                                                                                           2002 (initial date
                                                           Year Ended        Year Ended    of deposit) to
                                                           July 31,          July 31,      July 31,
                                                           2005              2004          2003
Operations:
Investment income-net                                      $468,603          $515,477      $364,668
Net realized gain on securities transactions               196,348           229,988       ---
Net change in unrealized market appreciation               1,017,610         783,079       305,579
Net increase in net assets resulting from operations       1,682,561         1,528,544     670,247

Less: Distributions to Unitholders (note E)
Investment income-net                                      98,338            60,813        46,428
    Total distributions                                    98,338            60,813        46,428

Less: Units Redeemed by Unitholders (note F)
Value of units at date of redemption                       2,565,530         4,767,480     ---
Accrued dividends at date of redemption                    2,870             1,910         ---
Accreted discount at date of redemption                    147,460           135,910       ---
    Total redemptions                                      2,715,860         4,905,300     ---
    Increase (decrease) in net assets                      (1,131,637)       (3,437,569)   623,819

Net Assets:
Beginning of period                                        15,059,590        18,497,159    ---
Supplemental deposits (note F)                             ---               ---           17,873,340
End of period                                              $13,927,953       $15,059,590   $18,497,159

See accompanying notes to financial statements.

              UBS PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES TWENTY SEVEN
            NOTES TO FINANCIAL STATEMENTS

                July 31, 2005

   (A) The financial statements of the Trust are
prepared on the accrual basis of accounting.
Security transactions are accounted for on the
date the securities are purchased or sold. The
original issue discount on the Treasury Obligation
is accreted on a level yield basis. The amount of
discount included in the cost of the Treasury
Obligation held as of July 31, 2005 is $858,274.
   (B) Cost to investors represents the initial
public offering price as of the initial date of
deposit, and the value of units through
supplemental deposits computed on the basis set
forth under "Public Offering Price of Units",
adjusted for accretion on United States Treasury
Obligations and for securities sold since the date
of deposit.
   (C) Sales charge of the Public Offering Price
per Unit is computed on the basis set forth under
" Public Offering of Units - Sales Charge and
Volume Discount ".
   (D) At July 31, 2005, the gross unrealized
market appreciation was $2,279,610 and the gross
unrealized market depreciation was ($173,342). The
net unrealized market appreciation was $2,106,268.
   (E) Regular distributions of net income,
excluding accretion income and principal receipts
not used for redemption of units are made semi-
annually. Special distribution may be made when
the Sponsor and Trustee deem necessary. Income
with respect to the accretion of original issue
discount is not distributed although the
unitholder is subject to tax, where applicable, as
if the distribution had occurred. Accretion income
earned by the Trust increases a unitholder's cost
basis in the underlying security.
   (F) The following units were redeemed with
proceeds of securities sold as follows:
                                                                                      For the period
                                                                                      from August 27,
                                                                                      2002 (initial date
                                                             Year Ended  Year Ended   of deposit) to
                                                             July 31,    July 31,     July 31,
                                                             2005        2004         2003
Number of units redeemed                                     2,400,000   4,600,000    ---
Redemption amount                                            $2,715,860  $4,905,300   ---
The following units were sold through supplemental deposits:
Number of units sold                                         ---         ---          18,800,000
Value of amount, net of sales charge                         ---         ---          $17,873,340

 (G) Financial Highlights: The following table
describes the performance for the fiscal periods
indicated. Total return shows how much an
investment in the trust would have increased (or
decreased) during the period, assuming
reinvestment of all dividends and distributions.
These figures have been derived from the trust's
financial statements.
                                                                                         For the period
                                                                                         from August 27,
                                                                                         2002 (initial date
                                                                 Year Ended  Year Ended  of deposit) to
                                                                 July 31,    July 31,    July 31,
                                                                 2005        2004        2003
Per unit operating performance ($):
Net asset value, beginning of period                             1.0605      .9839       .9525
Income from investment operations:
  Investment income-net                                          .0364       .0310       .0273
  Realized and unrealized gain on investments-net transactions   .0910       .0494       .0074
  Net increase in net assets resulting from operations           .1274       .0804       .0346
Less distributions                                               (.0076)     (.0038)     (.0032)
Net asset value, end of period                                   1.1803      1.0605      .9839
Total return (%):                                                11.90       8.17        3.63
Ratios (%):
Ratio of expenses to average net assets                          .28         .49         .31
Ratio of investment income-net to average net assets             3.22        2.96        2.77

UBS PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES TWENTY SEVEN
SCHEDULE OF INVESTMENTS
As of July 31, 2005
TREASURY OBLIGATIONS (53.86%)
Name of Security                               Coupon   Maturity Value   Maturity Date   Market Value(1)
U.S. Treasury Interest Payments (2) (53.86%)   0%       $11,800,000      11/15/2015      $7,495,159
COMMON STOCKS (46.14%)
Name of Issuer                                          Number of Shares       Market Value(1)
Aerospace/Defense (.95%)
Lockheed Martin Corporation                             2,128                  $132,787
Beverages (.78%)
The Coca-Cola Company                                   2,480                  108,525
Biotechnology (1.63%)
Amgen Inc.*                                             2,836                  226,171
Chemicals (1.47%)
The Dow Chemical Company                                4,254                  203,979
Computers-Hardware/Software (4.42%)
Dell Inc.*                                              4,730                  191,423
International Business Machines Corporation (IBM)       1,657                  138,293
Microsoft Corporation                                   4,606                  117,960
Oracle Corporation*                                     12,291                 166,912
Cosmetics & Toiletries (1.13%)
The Procter & Gamble Company                            2,835                  157,711
Data Processing/Management (1.09%)
Automatic Data Processing, Inc.                         3,424                  152,060
Diversified Manufacturing Operations (2.14%)
3M Co.                                                  2,122                  159,150
General Electric Company                                4,016                  138,552
Electric (1.07%)
Dominion Resources, Inc.                                2,010                  148,459
Electronics/Semi-Conductor (1.61%)
Freescale Semiconductor, Inc. -Class B (3)              1,108                  28,531
Intel Corporation                                       7,210                  195,679
Financial Institutions/Banks (5.79%)
Citigroup Inc.                                          3,661                  159,253
Fannie Mae                                              1,657                  92,560
Fifth Third Bancorp                                     1,893                  81,588
J.P. Morgan Chase & Co.                                 4,967                  174,540
Washington Mutual, Inc.                                 3,424                  145,452
Wells Fargo & Company                                   2,480                  152,123
Insurance-Healthcare (2.10%)
UnitedHealth Group Incorporated                         5,588                  292,252
Insurance-Multi-Line (3.39%)
American International Group, Inc.                      2,010                  121,002
MetLife, Inc.                                           4,730                  232,432
XL Capital Ltd.-Class A                                 1,657                  119,006
Medical Products (2.28%)
Johnson & Johnson                                       2,362                  151,073
Medtronic, Inc.                                         3,071                  165,650
Multimedia (2.10%)
The McGraw-Hill Companies, Inc.                         4,021                  185,006
Viacom Inc.-Class B                                     3,189                  106,800
Networking Products (1.24%)
Cisco Systems, Inc.*                                    8,984                  172,044

                                                                               (Continued)

UBS PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES TWENTY SEVEN
                       SCHEDULE OF INVESTMENTS - continued
               As of July 31, 2005
COMMON STOCKS (46.14%)
Name of Issuer                            Number of Shares       Market Value(1)
Oil/Gas (3.67%)
ConocoPhillips                            4,724                  $295,675
Exxon Mobil Corporation                   3,661                  215,084
Pharmaceutical (2.24%)
Merck & Co., Inc.                         2,480                  77,029
Pfizer Inc.                               3,779                  100,144
Wyeth                                     2,954                  135,146
Pharmacy Services (.10%)
Medco Health Solutions, Inc.*             300                    14,532
Retail-Building Products (1.18%)
The Home Depot, Inc.                      3,779                  164,424
Retail-Discount (.88%)
Wal-Mart Stores, Inc.                     2,480                  122,388
Telecommunications (2.52%)
Motorola, Inc.                            10,049                 212,838
Verizon Communications Inc.               4,016                  137,468
Tobacco (1.31%)
Altria Group, Inc.                        2,714                  181,729
Transport-Services (1.05%)
United Parcel Service, Inc.-Class B       2,010                  146,670

TOTAL COMMON STOCKS                                              $6,420,100

TOTAL INVESTMENTS                                                $13,915,259


(1)   Valuation of Securities was made by the
Trustee as described in "Valuation".
(2)   This security does not pay current
interest. On the maturity date thereof, the entire maturity value becomes due and payable. Generally a fixed yield is earned on such security which takes into account the semi-annual compounding of accrued interest. (See "The Trust" and "Federal
Income Taxes" herein).
(3)   Spin-off from Motorola, Inc.,
November 2004.
*     Non-income producing.



              UBS PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES 27
               PROSPECTUS PART B
PART B OF THIS PROSPECTUS MAY NOT BE
DISTRIBUTED
            UNLESS ACCOMPANIED BY PART A.

Part B contains a description of the important features of UBS Pathfinders Trust Treasury and
Growth Stock Series 27 and also includes a more detailed discussion of the investment risks that a Unitholder might face while holding Trust Units.

              THE TRUST'S OBJECTIVE

The objective of the Trust is preservation of capital and capital appreciation through an investment in the principal or interest portions of stripped U.S. Treasury Obligations, and common stocks (the ''Stock'' or ''Stocks'', and together with the stripped U.S. Treasury Obligations, the ''Securities'') which, in the Sponsor's opinion on the Initial Date of Deposit, had potential for capital appreciation. The stripped U.S. Treasury
Obligations in the Trust portfolio are interest-only portions of United States Treasury
Obligations (as further discussed under ''Risk
Factors and Special Considerations''), maturing
November 15, 2015, and which represent
approximately 54% of the aggregate market value of the Trust portfolio. The Stocks represent approximately 46% of the aggregate market value of the Trust portfolio. The stripped U.S. Treasury
Obligations, as discussed below, make no payment of current interest, but rather make a single payment upon their stated maturity. Because the maturity value of the stripped U.S. Treasury
Obligations is backed by the full faith and credit of the United States, the Sponsor believes that the Trust provides an attractive combination of principal preservation and capital appreciation potential for purchasers who hold Units until the Trust's termination. The Trust has been formulated so that the portion of the Trust invested in stripped U.S. Treasury Obligations is designed to provide an approximate return of principal invested on the Mandatory Termination Date for purchasers on the Initial Date of Deposit. (See
''Essential Information-Distributions''.)
Therefore, even if the Stocks are valueless upon termination of the Trust, and if the stripped U.S.
Treasury Obligations are held until their maturity in proportion to the Units outstanding, purchasers will receive, at the termination of the Trust, $1,000 per 1,000 Units purchased. This feature of the Trust provides that unitholders who purchased their Units at or below $1,000 per 1,000 Units and who hold their units to the Mandatory Termination
Date of the Trust on November 30, 2015 will receive the same amount as they originally invested, although they would have foregone earning any interest on the amounts involved and will not protect their principal on a present value basis, assuming the Stocks are valueless.
Therefore, the Trust may be an attractive investment to those persons who buy their Units during the initial offering period and hold such Units throughout the life of the Trust until the Trust matures.

           THE COMPOSITION OF THE PORTFOLIO

UBS Financial Services Inc. understands the importance of long-term financial goals such as planning for retirement, funding a child's education, or trying to build wealth toward some other objective.

In the view of UBS Financial Services Inc., one of the most important investment decisions an investor faces may be determining how to best allocate his or her investments to capture growth opportunities without exposing his or her portfolio to undue risk. For long-term capital growth, many investment experts recommend stocks.
As with all investments, the higher return potential of equities is typically associated with higher risk. With this in mind, UBS Financial
Services Inc. designed a portfolio to meet the needs of investors interested in building wealth prudently over a long-term time horizon by pairing the security of stripped U.S. Treasury Obligations with the growth potential of Stocks. The Trust is a balanced portfolio with approximately equal portions in stripped U.S. Treasury Obligations and equity securities. Unitholders can sell Units at any time at the then current net asset value, which may be higher or lower than at the time of purchase, with no additional sales charge. (See
''Public Offering of Units-Secondary Market for
Units and Redemption''.)

UBS Financial Services Inc.'s main objective in constructing the portfolio of Stocks to be included in the Trust on the initial date of deposit was to select a group of 40 Stocks which, in the view of UBS Financial Services Inc., would be capable of, over the long term, closely tracking the performance of the market as measured by the ''S&P 500 Index''. The S&P 500 Index is an unmanaged index of 500 Stocks the value of which is calculated by Standard & Poor's, which index, in the view of UBS Financial Services Inc., is a broadly diversified, representative segment of the market of all publicly traded stocks in the United
States.

 At the time the Trust's portfolio was
constructed, a computer program was generated against the 500 S&P stocks to identify a combination of S&P 500 stocks (excluding General
Electric and those stocks rated "Unattractive" or "Sell" by UBS Equity Research) which stocks, when equally weighted, had the highest correlation with the S&P 500 Index with the smallest tracking error.

 The Trust's portfolio, in the opinion of UBS
Financial Services Inc., is comprised of stock issued by a diversified group of large, well-known companies representing various industries. These companies may receive income and derive revenues from multiple industry sources but whose primary source is listed in the table in Part A above. For a list of the individual common stocks comprising each industry group, investors should consult the ''Schedule of Investments'' in Part A above. The
Sponsor anticipates that, based upon last dividends actually paid, dividends from the Stock will be sufficient (i) to pay expenses of the Trust (see ''Expenses of the Trust''), and (ii) after such payment, to make distributions of such dividends to unitholders as described below under ''Distributions''.

Description of UBS Warburg's Research Ratings
System

UBS Financial Services Inc. used UBS Warburg
LLC's research ratings system in the analysis and selection of the securities contained in the Trust as of the initial date of deposit.
The ratings were as follows:

Strong Buy Greater than 20% excess return
potential; high degree of confidence
Buy   Positive excess return potential
Hold Low excess return potential; low degree of confidence
Reduce  Negative excess return potential
Sell Greater than 20% negative excess return potential; high degree of confidence

Excess return is defined as:  (Target
Price/Current Price) minus 1 plus gross dividend yield minus
   12-month interest rate

The 12-month interest rate used is that of the company's country of incorporation, in the same currency as the predicted return.

Of course, there can be no assurance that the securities rated Strong Buy or Buy according to this ratings system will in fact perform in the manner described above.

 Additional Deposits. After the initial deposit on the Initial Date of Deposit the Sponsor may, from time to time, cause the deposit of additional
Securities in the Trust where additional Units are to be offered to the public, replicating the original percentage relationship between the maturity values of the stripped U.S. Treasury
Obligations and the number of shares of the Stocks deposited on the Initial Date of Deposit, subject to certain adjustments. The Trustee purchases additional Securities with cash or cash equivalents based on instructions to purchase such Securities. Costs incurred in acquiring additional
Stocks which are either not listed on any national securities exchange or are ADRs, including brokerage fees, stamp taxes and certain other costs associated with purchasing such additional
Stocks, will be borne by the Trust. Investors purchasing Units during the initial public offering period will experience a dilution of their investment as a result of the payment of brokerage fees and other expenses paid by the Trust when the Trustee makes additional deposits of Securities. (See ''The Trust'' and ''Risk
Factors and Special Considerations''.)

Termination. Unless advised to the contrary by the Sponsor, the Trustee will sell the Stocks held in the Trust within thirty (30) days of the Trust's Mandatory Termination Date, approximately
30 days prior to the Mandatory Termination Date .
In certain circumstances, and if there is no regulatory impediment, monies held upon the sale of Securities may, at the direction of the Sponsor, be invested for the benefit of unitholders in United States Treasury obligations which mature on or prior to the next distribution date (''short-term Treasury Obligations,'' and together with the Stocks and the stripped U.S.
Treasury Obligations, the ''Securities'') (see
''Administration of the Trust-Reinvestment'').
Otherwise, cash received by the Trust upon the sale or maturity of Securities will be held in non-interest bearing accounts (created under the Indenture) until distributed and will be of bene.t to the Trustee. During the term of the Trust, Securities will not be sold to take advantage of market fluctuations. The Trust will terminate within 15 days after the stripped U.S. Treasury
Obligations mature. (See ''Termination of the Trust and ''Federal Income Taxes''.)

Public Offering Price.  The Public Offering
Price per Unit is computed by dividing the Trust
Fund Evaluation by the number of Units outstanding and then adding a sales charge of 4.25% of the Public Offering Price (4.44% of the net amount invested). The sales charge is reduced after the second year and is also reduced on a graduated scale for sales involving at least $50,000 or 50,000 Units and will be applied on whichever basis is more favorable to the purchaser. (See
''Public Offering of Units-Sales Charge and Volume
Discount''.) The Public Offering Price on any day subsequent to the Initial Date of Deposit will vary.

Distributions. The Trustee will distribute any net income and principal received in excess of $.005 per Unit quarterly on the Distribution
Dates. (See ''Distributions''.) Income with respect to the original issue discount on the stripped U.S. Treasury Obligations will not be distributed although unitholders will be subject to income tax at ordinary income tax rates as if a distribution had occurred. (See ''Federal Income
Taxes''.) Upon termination of the Trust, the Trustee will distribute to each Unitholder his pro rata share of the Trust's assets, less expenses.
The sale of Stocks in the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if the sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a unitholder upon termination of the Trust may be less than the amount paid by the unitholder. Unless a unitholder purchases Units on the Initial Date of Deposit and unless the stripped U.S. Treasury Obligations are maintained in proportion to the Units created on the Initial
Date of Deposit, total distributions, including distributions made upon termination of the Trust, may be less than the amount paid for a Unit by a unitholder.

 Market for Units. The Sponsor, though not obligated to do so, presently intends to maintain a secondary market for Units based upon the value of the Stocks and the stripped U.S. Treasury
Obligations as determined by the Trustee as set forth under ''Valuation''. The public offering price in the secondary market will be based upon the value of the Securities next determined after receipt of a purchase order plus the applicable sales charge. (See ''Public Offering of Units-
Public Offering Price'' and ''Valuation''.) If a secondary market is no longer maintained, a Unitholder may dispose of his Units only through redemption. For redemption requests in excess of $500,000, the Sponsor may determine in its sole discretion to direct the Trustee to redeem units
''in kind'' by distributing Securities in lieu of cash to the redeeming Unitholder as directed by the Sponsor. (See ''Redemption''.)

                 THE TRUST

 The Trust is one of a series of similar but separate unit investment trusts created by the Sponsor under a Trust Indenture and Agreement*
(the "Indenture") dated as of the Initial Date of Deposit, among UBS Financial Services Inc., as
Sponsor and the Investors Bank & Trust Company as
Trustee (the "Trustee"). The objective of the
Trust is preservation of capital and capital appreciation through an investment in stripped
U.S. Treasury Obligations and Stocks. These Stocks are equity securities which, in the Sponsor's opinion on the Initial Date of Deposit, are capable, over the long term, of closely tracking the performance of the public market for equity securities as measured by the S&P 500 Index. The
Stocks contained in the Trust are representative of a number of different industries. Dividends received by the Trust, if any, may be invested in Short-Term Treasury Obligations (if there is no regulatory impediment). Otherwise, such dividends will be held by the Trustee in non-interest bearing accounts until used to pay expenses or distributed to Unitholders on the next
Distribution Date and to the extent that funds are held therein will benefit the Trustee.

 On the Initial Date of Deposit, the Sponsor deposited with the Trustee the confirmations of contracts for the purchase of Securities together with an irrevocable letter or letters of credit of a commercial bank or banks in an amount at least equal to the purchase price of the Securities. The value of the Securities was determined on the basis described under "Valuation". In exchange for the deposit of the contracts to purchase
Securities, the Trustee delivered to the Sponsor a registered certificate for Units representing the entire ownership of the Trust. On the Initial Date of Deposit the fractional undivided interest in the Trust represented by a Unit was as described in "Essential Information Regarding the Trust" in
Part A.

 With the deposit on the Initial Date of Deposit, the Sponsor established a proportionate relationship between the maturity value of the stripped U.S. Treasury Obligations and the number of shares of each Stock in the Trust. The Sponsor may, from time to time, cause the deposit of additional Securities in the Trust when additional
Units are to be offered to the public, replicating the original percentage relationship between the maturity value of the stripped U.S. Treasury
Obligations and the number of shares of Stock deposited on the Initial Date of Deposit and replicating any cash or cash equivalents held by the Trust (net of expenses). The

*Reference is hereby made to said Trust Indenture and Agreement and any statements contained herein are qualified in their entirety by the provisions of said Trust Indenture and Agreement.
original proportionate relationship is subject to adjustment to reflect the occurrence of a stock split or other corporate action which affects the capital structure of the issuer of a Stock but which does not affect the Trust's percentage ownership of the common stock equity of the issuer at the time of such event. Taxable stock dividends received by the Trust, if any, will be sold by the Trustee and the proceeds received will be treated as income to the Trust.

 The stripped U.S. Treasury Obligations consist of
U.S. Treasury obligations which have been stripped of their unmatured interest coupons or interest coupons stripped from the U.S. Treasury obligations. The obligor with respect to the stripped U.S. Treasury Obligations is the United
States Government. U.S. Government backed obligations are generally considered the safest investment.

 On the Initial Date of Deposit each Unit represented the fractional undivided interest in the Securities and net income of the Trust set forth under "Essential Information Regarding the Trust" in Part A. However, if additional Units are issued by the Trust (through either the deposit of (i) additional Securities or (ii) cash for the purchase of additional Securities for purposes of the sale of additional Units), the aggregate value of Securities in the Trust will be increased and the fractional undivided interest represented by each Unit in the balance will be decreased. If any Units are redeemed, the aggregate value of Securities in the Trust will be reduced, and the fractional undivided interest represented by each remaining Unit in the balance will be increased.
Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of the Trust. (See "Termination of the Trust".)

RISK FACTORS AND SPECIAL CONSIDERATIONS

                Risk Factors

 An investment in the Trust should be made with the understanding of the risks inherent in an investment in deep discount or "zero-coupon" debt obligations and the risks associated with an investment in common stocks in general.

 The Trust contains stripped U.S. Treasury
Obligations described below (see "Schedule of Investments"). Stripped U.S. Treasury Obligations consist of "interest-only" or "principal-only" portions of Treasury Obligations. Interest-only portions of stripped U.S. Treasury Obligations represent the rights only to payment of interest on a date certain, and principal-only portions of stripped U.S. Treasury Obligations represent the rights only to payment of principal at a stated maturity. Interest-only and principal-only portions of stripped U.S. Treasury Obligations are deep discount obligations that are economically identical to zero-coupon obligations; that is, all such instruments are debt obligations which make no periodic payment of interest prior to maturity.
The stripped U.S. Treasury Securities in the Trust were purchased at a deep discount and do not make any periodic payments of interest. Instead, the entire payment of proceeds will be made upon maturity of such stripped U.S. Treasury
Obligations. The effect of owning deep discount bonds which do not make current interest payments
(such as the stripped U.S. Treasury Obligations in the Trust Portfolio) is that a fixed yield is earned not only on the original investment but also, in effect, on all earned discount during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future.
For this reason, while the full faith and credit of the United States Government provides a high degree of protection against credit risks, the sale of Units prior to the termination date of the Trust will involve substantially greater price fluctuations during periods of changing market interest rates than would be experienced in connection with sale of Units of a Trust which held stripped U.S. Treasury Obligations and which made scheduled interest payments on a current basis.

 An investment in Units of the Trust should also be made with an understanding of the risks inherent in an investment in common stocks in general. The general risks are associated with the rights to receive payments from the issuer of the Stocks, which rights are generally inferior to creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Holders of common stocks have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors, and to participate in amounts available for distribution by the issuer only after all other claims against the issuer have been paid or provided for. By contrast, holders of preferred stocks have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuer. Dividends on cumulative preferred stock typically must be paid before any dividends are paid on common stock.
Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.

 Common stocks do not represent an obligation of the issuer. Therefore they do not offer any assurance of income or provide the degree of protection offered by debt securities. The issuance of debt securities or preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Unlike debt securities which typically have a stated principal amount payable at maturity, common stocks do not have a fixed principal amount or a maturity.
Additionally, the value of the Stocks in the Trust, like the stripped U.S. Treasury
Obligations, may be expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the Initial Date of Deposit.
The Stocks may appreciate or depreciate in value
(or pay dividends) depending on the full range of economic and market influences affecting corporate profitability, the financial condition of issuers and the prices of equity securities in general and the Stocks in particular.

 Certain of the Stocks in the Trust may be ADRs which are subject to additional risks. (See
"Schedule of Investments" in Part A.) ADRs evidence American Depositary Shares ("ADS"), which, in turn, represent common stock of foreign issuers deposited with a custodian in a depositary. (For purposes of this Prospectus, the term "ADR" generally includes "ADS".) ADRs involve certain investment risks that are different from those found in stocks issued by domestic issuers.
These investment risks include potential political and economic developments, potential establishment of exchange controls, new or higher levels of taxation, or other governmental actions which might adversely affect the payment or receipt of payment of dividends on the common stock of foreign issuers underlying such ADRs. ADRs may also be subject to current foreign taxes, which could reduce the yield on such securities. Also, certain foreign issuers are not subject to reporting requirements under U.S. securities laws and therefore may make less information publicly available than that provided by domestic issuers.
Further, foreign issuers are not necessarily subject to uniform financial reporting, auditing and accounting standards and practices which are applicable to publicly traded domestic issuers.

 In addition, the securities underlying the ADRs held in the Trust are generally denominated, and pay dividends, in foreign currency. An investment in securities denominated and principally traded in foreign currencies involves investment risk substantially different than an investment in securities that are denominated and principally traded in U.S. dollars. This is due to currency exchange rate risk, because the U.S. dollar value of the shares underlying the ADRs and of their dividends will vary with the fluctuations in the U.S. dollar foreign exchange rates for the relevant currency in which the shares underlying the ADRs are denominated. The Trust, however, will compute its income in United States dollars, and to the extent any of the Stocks in the Trust pay income or dividends in foreign currency, the Trust's computation of income will be made on the date of its receipt by the Trust at the foreign exchange rate then in effect. UBS Financial
Services Inc. observes that, in the recent past, most foreign currencies have fluctuated widely in value against the U.S. dollar for many reasons, including the soundness of the world economy, supply and demand of the relevant currency, and the strength of the relevant regional economy as compared to the economies of the United States and other countries. Exchange rate fluctuations are also dependent, in part, on a number of economic factors including economic conditions within the relevant country, interest rate differentials between currencies, the balance of imports and exports of goods and services, and the transfer of income and capital from one country to another.
These economic factors in turn are influenced by a particular country's monetary and fiscal policies, perceived political stability (particularly with respect to transfer of capital) and investor psychology, especially that of institutional investors, who make assessments of the future relative strength or weakness of a particular currency. As a general rule, the currency of a country with a low rate of inflation and a favorable balance of trade should increase in value relative to the currency of a country with a high rate of inflation and deficits in the balance of trade.

 There is no assurance that the Trust's objectives will be achieved. Under ordinary circumstances, dividends and principal received upon the sale of Stocks may not be reinvested, and such money will be held in a non-interest bearing account until the next distribution made on the Distribution
Date. Under certain limited circumstances and if there is no regulatory impediment, such dividends and principal may be reinvested in Short-Term
Treasury Obligations maturing on or before the next Distribution Date. (See "Administration of the Trust--Reinvestment".) The value of the Securities and, therefore, the value of Units may be expected to fluctuate.

 Investors should note that the creation of additional Units subsequent to the Initial Date of Deposit may have an effect upon the value of Units held by Unitholders. To create additional Units the Sponsor may deposit cash (or cash equivalents, e.g., a bank letter of credit in lieu of cash) with instructions to purchase Securities in amounts sufficient to replicate the original percentage relationship among the Securities based on the price of the Securities (at the Evaluation
Time) on the date the cash is deposited. To the extent the price of a Security (or the relevant foreign currency exchange rate, if applicable) increases or decreases between the time cash is deposited with instructions to purchase the Security and the time the cash is used to purchase the Security, Units will represent less or more of that Security and more or less of the other
Securities in the Trust. Unitholders will be at risk because of price (and currency) fluctuations during this period since if the price of shares of a Security increases, Unitholders will have an interest in fewer shares of that Security, and if the price of a Security decreases, Unitholders will have an interest in more shares of that Security, than if the Security had been purchased on the date cash was deposited with instructions to purchase the Security. In order to minimize these effects, the Trust will attempt to purchase
Securities as closely as possible to the Evaluation Time or at prices as close as possible to the prices used to evaluate the Trust at the Evaluation Time. Thus price (and currency) fluctuations during this period will affect the value of every Unitholder's Units and the income per Unit received by the Trust. In addition, costs incurred in connection with the acquisition of Securities not listed on any national securities exchange (due to differentials between bid and offer prices for the Securities) and brokerage fees, stamp taxes and other costs incurred in purchasing stocks will be at the expense of the Trust and will affect the value of every Unitholder's Units.

              Special Considerations

In the event a contract to purchase a
Security fails, the Sponsor will refund to each Unitholder the portion of the sales charge attributable to such failed contract. Principal and income, if any, attributable to such failed contract will be distributed to Unitholders of record on the last Business Day* of the month in which the fail occurs within 20 days of such record date.

 Because the Trust is organized as a unit investment trust, rather than as a management investment company, the Trustee and the Sponsor do not have authority to manage the Trust's assets fully in an attempt to take advantage of various market conditions to improve the Trust's net asset value, but may dispose of Securities only under limited circumstances. (See "Administration of the Trust--Portfolio Supervision".)

The Sponsor may have acted as underwriter, manager, or co-manager of a public offering of the Securities deposited into the Trust on the Initial
Date of Deposit, or as an adviser to one or more of the issuers of the Securities, during the last three (3) years. The Sponsor or affiliates of the Sponsor may serve as specialists in the Securities on one or more stock exchanges and may have a long or short position in any of these Securities or in options on any of them, and may be on the opposite sides of public orders executed on the floor of an exchange where the Securities are listed. The
Sponsor may trade for its own account as an odd-lot dealer, market maker, block positioner and/or arbitrageur in any of the Securities or options on them. The Sponsor, its affiliates, directors, elected officers and employee benefits programs may have either a long or short position in any of the Securities or in options on them, all such trades are executed separately from, and have no influence upon, any trades in Securities that may be made on behalf of the Trust itself. Trades in Securities made on behalf of the Trust are executed by the Trustee in strict compliance with the Standard Terms and Conditions of the Trust and the Trustee's policies and procedures.

Except as may be disclosed in Part A of this Prospectus, the Sponsor does not know of any pending litigation as of the date of this Prospectus that might reasonably be expected to have a material adverse effect on the Portfolio, although pending litigation may have a material adverse effect on the value of Securities in the Portfolio. In addition, at any time after the Initial Date of Deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted, affecting the Securities in the Portfolio or the issuers of such Securities.
Changing approaches to regulation may have a negative impact on certain companies represented in the Portfolio. There can be no assurance that future litigation, legislation, regulation or deregulation will not have a material adverse effect on the Portfolio or will not impair the ability of issuers of the Securities to achieve their business goals.

 Certain of the Stocks may be attractive
acquisition candidates pursuant to mergers, acquisitions and tender offers. In general, tender offers involve a bid by an issuer or other acquiror to acquire a stock based on the terms of its offer. Payment generally takes the form of cash, securities (typically bonds or notes), or cash and securities. The Indenture contains provisions requiring the Trustee to follow certain procedures regarding

* A ''Business Day'' is deemed as any day that the New York Stock Exchange is open for business. For a complete list of current New York Stock Exchange holidays see ''Valuation''.
mergers, acquisitions, tender offers and other corporate actions. Under certain circumstances, the Trustee, at the direction of the Sponsor, may hold or sell any stock or securities received in connection with such corporate actions (see
"Administration of the Trust--Portfolio
Supervision").

              FEDERAL INCOME TAXES

 In the opinion of Carter Ledyard & Milburn LLP, counsel for the Sponsor, under existing law:

 1. The Trust is not an association taxable as a corporation for federal income tax purposes. Under the Internal Revenue Code of 1986, as amended (the
"Code"), each Unitholder will be treated as the owner of a pro rata portion of the Trust, and income of the Trust will be treated as income of the Unitholder.

 2. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, redemption, or payment at maturity) or when the Unitholder sells its Units or redeems its Units for cash. The total tax cost of each Unit to a Unitholder is allocated among each of the Securities in accordance with the proportion of the Trust comprised by each Security to determine the per Unit tax cost for each Security.

 3. The Trust is not an association taxable as a corporation for New York State income tax purposes. Under New York State law, each
Unitholder will be treated as the owner of a pro rata portion of the Trust and the income of the Trust will be treated as income of the Unitholders.

 The following general discussion of the federal income tax treatment of an investment in Units of the Trust is based on the Code and United States
Treasury Regulations (established under the Code) as in effect on the date of this Prospectus. The federal income tax treatment applicable to a Unitholder may depend upon the Unitholder's particular tax circumstances. The tax-treatment applicable to non-U.S. investors is not addressed in this Prospectus. Future legislative, judicial or administrative changes could modify the statements below and could affect the tax consequences to Unitholders. Accordingly, each
Unitholder is advised to consult his or her own tax advisor concerning the effect of an investment in Units.

 General. Each Unitholder must report on its federal income tax return a pro rata share of the entire income of the Trust, derived from dividends on Stocks, original issue discount or interest on Treasury Obligations and Short-Term Treasury
Obligations (if any), gains or losses upon dispositions of Securities by the Trust and a pro rata share of the expenses of the Trust. (see
"Original Issue Discount" below).

 Distributions with respect to Stock, to the extent they do not exceed current or accumulated earnings and profits of the distributing corporation, will be treated as dividends to the Unitholders. To the extent distributions with respect to a Stock were to exceed the issuing corporation's current and accumulated earnings and profits, they would not constitute dividends.
Rather, they would be treated as a tax free return of capital and would reduce a Unitholder's tax cost for such Stock. This reduction in basis would increase any gain, or reduce any loss, realized by the Unitholder on any subsequent sale or other disposition of such Stock or Units. After the tax cost has been reduced to zero, any additional distributions described in Code Section 67 would be taxable as gain from the sale of Stock.

 A Unitholder who is an individual, estate or trust may be disallowed certain itemized deductions described in Code Section 67, including compensation paid to the Trustee and administrative expenses of the Trust, to the extent these itemized deductions, in the aggregate, do not exceed two percent of the Unitholder's adjusted gross income. Thus, a Unitholder's taxable income from an investment in Units may further exceed amounts distributed to the extent amounts are used by the Trust to pay expenses.

 Capital Gains realized noncorporate taxpayers are generally characterized as long-term capital gains if the taxpayer has a holding period of more than 12 months.

 Corporate Dividends-Received Deduction. Corporate holders of Units may be eligible for the dividends-received deduction with respect to distributions treated as dividends, subject to the limitations provided in Sections 246 and 246A of the Code. A portion of the dividends-received deduction may, however, be subject to the alternative minimum tax. Individuals, partnerships, trusts, S corporations and certain other entities are not eligible for the dividends-received deduction.

 Tax Law Applicable to Dividends and Long-Term
Capital Gain. Under recently enacted tax legislation, dividends received by individual U.S.
investors, and long-term capital gain realized by individual U.S. investors, generally are subject to a reduced maximum tax rate of 15 percent through December 31, 2008. The reduced rate on capital gains applies to sales and exchanges on or after May 6, 2003 and the reduced rates on dividend income to dividends received after December 31, 2002. The rate reduction does not apply to dividends received in respect of certain short-term or hedged positions or in certain other situations. U.S. investors should consult their own tax advisors regarding the implications of these rules in light of their particular circumstances.

 Original Issue Discount. The Trust will contain principal or interest portions of stripped U.S.
Treasury Obligations which are treated as bonds that were originally issued at a discount
("original issue discount"). Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a bond was issued and its stated redemption price at maturity. For purposes of the preceding sentence, stripped obligations, such as the stripped U.S.
Treasury Obligations, which variously consist either of the right to receive payments of interest or the right to receive payments of principal, are treated by each successive purchaser as originally issued on their purchase dates at an issue price equal to their respective purchase prices. The market value of the assets comprising the Trust will be provided to a Unitholder upon request to enable the Unitholder to calculate the original issue discount attributable to each of the stripped U.S. Treasury
Obligations. Original issue discount on stripped
U.S. Treasury Obligations (which were issued or treated as issued on or after July 2, 1982) is deemed earned based on a compounded, constant yield to maturity over the life of such obligation, taking into account the compounding of accrued interest at least annually, resulting in an increasing amount of original issue discount includible in income in each year. Each Unitholder is required to include in income each year the amount of original issue discount which accrues on its pro rata portion of each stripped U.S.
Treasury Obligation with original issue discount.
The amount of accrued original issue discount included in income for a Unitholder's pro rata interest in Treasury Obligations is added to the tax cost for such obligations.

 Gain or Loss on Sale. If a Unitholder sells or otherwise disposes of a Unit, the Unitholder generally will recognize gain or loss in an amount equal to the difference between the amount realized on the disposition allocable to the Securities and the Unitholder's adjusted tax bases in the Securities. In general, such adjusted tax bases will equal the Unitholder's aggregate cost for the Unit increased by any accrued original issue discount. The gain or loss will be capital gain or loss if the Unit and underlying Securities were held as capital assets, except that the gain will be treated as ordinary income to the extent of any accrued original issue discount not previously reported. Each Unitholder generally will also recognize taxable gain or loss when all or part of its pro rata portion of a Security is sold or otherwise disposed of for an amount greater or less than the Security's per Unit tax cost.

 Withholding For Citizen or Resident Investors. In the case of any noncorporate Unitholder that is a citizen or resident of the United States a "backup" withholding tax at the currently applicable rate of 28% will apply to certain distributions of the Trust unless the Unitholder properly completes and files, under penalties of perjury, IRS Form W-9 (or its equivalent).

 The foregoing discussion is a general summary and relates only to certain aspects of the federal income tax consequences of an investment in the Trust. Unitholders may also be subject to state and local taxation. Each Unitholder should consult its own tax advisor regarding the federal, state and local tax consequences of ownership of Units.

 Investment in the Trust may be suited for purchase by funds and accounts of individual investors that are exempt from federal income taxes such as Individual Retirement Accounts, tax-qualified retirement plans including Keogh
Plans, and other tax-deferred retirement plans.
Unitholders desiring to purchase Units for tax-deferred plans and IRA's should consult their UBS Financial Services Inc. Financial Advisor for details on establishing such accounts. Units may also be purchased by persons who already have self-directed accounts established under tax-deferred retirement plans.

             PUBLIC OFFERING OF UNITS

 Public Offering Price. The public offering price in the secondary market will be the Trust Fund
Evaluation per Unit next determined after receipt of a purchase order, determined for the stripped
U.S. Treasury Obligations on the bid side of the market, plus the applicable sales charge. (See
"Valuation".) The public offering price on any date subsequent to the Initial Date of Deposit will vary from the public offering price calculated on the Business Day prior to the Initial Date of Deposit due to fluctuations in the value of Stocks and the stripped U.S. Treasury
Obligations, and the foreign currency exchange rates (if applicable), among other factors. In addition, during the initial public offering period, a portion of the Public Offering Price also consists of an amount sufficient to reimburse the Sponsor for the payment of all or a portion of the Initial Organizational Costs in the amount shown as a per Unit amount in "Essential
Information Regarding the Trust" in Part A. The
Initial Organizational Costs include the cost of preparing the registration statement, trust documents and closing documents for the Trust, registering with the SEC and the 50 States, the initial fees of the Trustee's and Sponsor's counsel, and the initial audit of the Trust's portfolio. The sales charge will not be assessed on those Securities held in the Trust and sold by the Trustee at the end of the public offering period to reimburse the Sponsor for the Initial
Organizational Costs. See "Administration of the
Trust--Accounts" for a description of the method by which the Trustee will sell such Securities.

 Sales Charge and Volume Discount. The Public
Offering Price of Units of the Trust includes a sales charge which varies based upon the number of Units purchased by a single purchaser. (See the sales charge schedule below.) Sales charges during the initial public offering period and for secondary market sales are described below. A discount in the sales charge is available to volume purchasers of Units due to economies of scales in sales effort and sales-related expenses relating to volume purchases. The sales charge applicable to volume purchasers of Units is reduced on a graduated scale for sales to any person of at least $50,000 or 50,000 Units, applied on whichever basis is more favorable to the purchaser.

Secondary Market From August 28, 2004
Through August 27, 2006
                      Percent of
                      Public      Percent of
Aggregate Dollar      Offering    Net Amount
Value of Units*       Price       Invested
Less than $50,000     4.25%       4.44%
$50,000 to $99,999    4.00        4.17
$100,000 to $199,999  3.50        3.63
$200,000 to $399,999  3.00        3.09
$400,000 to $499,999  2.50        2.56
$500,000 to $999,999  2.00        2.04
$1,000,000 or more    1.75        1.78
_____________
* The sales charge applicable to volume
purchasers according to the table above will be applied on either a dollar or Unit basis, depending upon which basis provides a more favorable purchase price to the purchaser.

Secondary Market From August 28, 2006
Through August 27, 2008

     Percent of
Public               Percent of
Offering           Net Amount
Price                 Invested
3.25%                   3.36%

Secondary Market on and After
August 28, 2008

Percent of
Public             Percent of
Offering           Net Amount
Price              Invested
2.25%              2.30%

 The volume discount sales charge shown above will apply to all purchases of Units on any one day by the same person in the amounts stated above, and for this purpose purchases of Units of this Trust will be aggregated with concurrent purchases of any other trust which may be offered by the Sponsor. Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes of calculating the reduced sales charge to be registered in the name of the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account.

 Employee Discount. Due to the realization of economies of scale in sales effort and sales related expenses for the purchase of Units by employees of the Sponsor and its affiliates, the Sponsor intends to permit employees of the Sponsor and its affiliates and certain of their relatives to purchase Units of the Trust at a per Unit price equal to the Trust Fund Evaluation next determined after the receipt of the employee's purchase order, divided by the number of Units outstanding.
The Sponsor does not intend to impose a sales charge on such employee sales.

 Exchange Option. Unitholders may elect to exchange any or all of their Units of this Series of the UBS Pathfinders Trust for units of one or more of any series of Municipal Bond Fund (the
"UBS Series"); The Municipal Bond Trust (the
"National Series"); The Municipal Bond Trust,
Multi-State Program (the "Multi-State Series");
The Municipal Bond Trust, California Series (the
"California Series"); The Corporate Bond Trust
(the "Corporate Series"); UBS Pathfinders Trust
(the "Pathfinders Trust"); the UBS Federal
Government Trust (the "Government Series"); The
Municipal Bond Trust, Insured Series (the "Insured
Series"); or Equity Opportunity Trust (the "Equity
Opportunity Series") (collectively referred to as the "Exchange Trusts"), at a Public Offering Price for the Units of the Exchange Trusts to be acquired based on a reduced sales charge as discussed below. Unitholders of this Trust are not eligible for the Exchange Option into any Exchange
Trust designated as a rollover series for the 30 day period prior to termination of such Exchange
Trust. The purpose of such reduced sales charge is to permit the Sponsor to pass on the Unitholder who wishes to exchange Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expenses required for the Exchange
Option.

 Each Exchange Trust has different investment objectives, therefore a Unitholder should read the prospectus for the applicable exchange trust carefully prior to exercising this option.
Exchange Trusts having as their objective the receipt of tax-exempt interest income would not be suitable for tax-deferred investment plans such as Individual Retirement Accounts. A Unitholder who purchased Units of this Series and paid the Initial Sales Charge and any Deferred Sales
Charges that, in total, was an amount less than the per Unit, per 100 Unit or per 1,000 Unit sales charge of the series of the Exchange Trusts for which such Unitholder desires to exchange into, will be allowed to exercise the Exchange Option at the Unit Offering Price plus the reduced sales charge, provided the Unitholder has held the Units for at least five months. Any such Unitholder who has not held the Units to be exchanged for the five-month period will be required to exchange them at the Unit Offering Price plus a sales charge based on the greater of the reduced sales charge, or an amount which, together with the initial sales charge paid in connection with the acquisition of the Units being exchanged, equals the sales charge of the series of the Exchange
Trust for which such Unitholder desires to exchange into, determined as of the date of the exchange. Owners of Units of this Series electing to use the Exchange Option in connection with units of other Exchange Trusts subject to a deferred sales charge ("Deferred Sales Charge
Units") will be permitted to acquire Deferred
Sales Charge Units, at their then-current net asset value, with no Initial Sales Charge imposed.
Deferred Sales Charge Units acquired through the
Exchange Option will continue to be subject to the deferred sales charge installments remaining on those Deferred Sales Charge Units so acquired.

 The Sponsor will permit exchanges at the reduced sales charge provided there is either a primary market for Units or a secondary market maintained by the Sponsor in both the Units of this series and units of the applicable Exchange Trust and there are units of the applicable Exchange Trust available for sale. While the Sponsor has indicated that it intends to maintain a market for the Units of the respective Trusts, there is no obligation on its part to maintain such a market.
Therefore, there is no assurance that a market for Units will in fact exist on any given date at which a Unitholder wishes to sell his Units of this series and thus there is no assurance that the Exchange Option will be available to a Unitholder. Exchanges will be effected in whole
Units only. Any excess proceeds from a
Unitholders' Units being surrendered will be returned. Unitholders will be permitted to advance new money in order to complete an exchange to round up to the next highest number of Units. An exchange of Units under the Exchange Option will normally constitute a "taxable event" under the Code and a Unitholder will generally recognize a tax gain or loss at the time of exchange in the same manner as upon a sale of Units. Unitholders are urged to consult their own tax advisors as to the tax consequences of exchanging Units.

The Sponsor reserves the right to modify, suspend or terminate the Exchange Option at any time without further notice to Unitholders. In the event the Exchange Option is not available to a Unitholder at the time he wishes to exercise it, the Unitholder will be immediately notified and no action will be taken regarding the exchange of Units without further instruction from the Unitholder.

To exercise the Exchange Option, a
Unitholder should notify the Sponsor of his desire to exercise the Exchange Option and to use the proceeds from the sale of his Units to the Sponsor to purchase units of one or more of the Exchange
Trusts from the Sponsor. If units of the applicable outstanding series of the Exchange
Trust are at that time available for sale, and if such units may lawfully be sold in the state in which the Unitholder is resident, the Unitholder may select the series or group of series for which he desires his investment to be exchanged. The
Unitholder will be provided with a current prospectus or prospectuses relating to each series in which he indicates interest.

The exchange transaction will operate in a manner essentially identical to any secondary market transaction, i.e., Units will be repurchased at a price based on the market value of the Securities in the portfolio of the Trust next determined after receipt by the Sponsor of an exchange request and properly endorsed
Certificate, if any, for Units. Units of the Exchange Trust will be sold to the Unitholder at a price based upon the next determined market value of the securities in the Exchange Trust plus the reduced sales charge. Exchange transactions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the selling Unitholder.

For example, assume that a Unitholder, who has three thousand units of a trust with a current price of $1.30 per unit, desires to sell his units and seeks to exchange the proceeds for units of a series of an Exchange Trust with a current price of $890 per unit based on the bid prices of the underlying securities. In this example, which does not contemplate any rounding up to the next highest number of units, the proceeds from the Unitholder's units would aggregate $3,900. Since only whole units of an Exchange Trust may be purchased under the Exchange Option, the Unitholder would be able to acquire four units in the Exchange Trust for a total cost of $3,620
($3,560 for the units and $60 for the sales charge). If all 3,000 units were tendered, the remaining $280 would be returned to the Unitholder.

 Conversion Option. Owners of units of any registered unit investment trust sponsored by another sponsor which was initially offered at a maximum applicable sales charge of at least 3.0%
(a "Conversion Trust") may elect to apply the cash proceeds of the sale of those units directly to acquire available units of any Exchange Trust at a reduced sales charge of $15 per unit (or per 100 units in the case of Exchange Trusts having a unit price of approximately $10, or per 1,000 units in the case of Exchange Trusts having a unit price of approximately $1), subject to the terms and conditions applicable to the Exchange Option
(except that no secondary market is required for Conversion Trust Units). Owners of Conversion
Trust Units will be permitted to use the cash proceeds received from the sale or redemption of those units to acquire Deferred Sales Charge Units at their then-current net asset value, with no up-front, initial sales charge imposed. Deferred
Sales Charge Units acquired through the Conversion
Option will continue to be subject to the deferred sales charge installments remaining on those Deferred Sales Charge Units so acquired. To exercise this option, the owner should notify his retail broker. He will be given a prospectus for each series in which he indicates interest and for which units are available. The dealer must sell or redeem the units of the Conversion Trust. Any dealer other than UBS Financial Services Inc. must certify that the purchase of units of the Exchange
Trust is being made pursuant to and is eligible for the Conversion Option. The dealer will be entitled to two-thirds of the applicable reduced sales charge. The Sponsor reserves the right to modify, suspend or terminate the Conversion Option at any time without further notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per Unit (or per 100 Units or per 1,000
Units, as applicable) than the corresponding fee then being charged for the Exchange Option). For a description of the tax consequences of a conversion, please refer to the Exchange Option section of this Prospectus.

 Distribution of Units. The minimum purchase is $250. Only whole Units may be purchased.

 The Sponsor is the sole underwriter of the Units.
Sales may, however, be made to dealers who are members of NASD at prices which include a concession of $.03 per Unit, during the initial offering period and one-half of the highest applicable sales charge during the secondary market, subject to change from time to time. The difference between the sales charge and the dealer concession will be retained by the Sponsor. In the event that the dealer concession is 90% or more of the sales charge per Unit, dealers taking advantage of such concession may be deemed to be underwriters under the Securities Act of 1933, as amended (the "Securities Act").

 The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor intends to qualify the Units in all states of the United States, the District of Columbia and the Commonwealth of Puerto Rico.

 Secondary Market for Units. While not obligated to do so, the Sponsor intends to maintain a secondary market for the Units and continuously offer to purchase Units at the Trust Fund
Evaluation per Unit next computed after receipt by the Sponsor of an order from a Unitholder. The
Sponsor may cease to maintain a market at any time, and from time to time, without notice. In the event that a secondary market for the Units is not maintained by the Sponsor, a Unitholder desiring to dispose of Units may tender Units to the Trustee for redemption, at the price calculated in the manner described under "Redemption". Redemption requests in excess of $500,000 may be redeemed "in kind" as described under "Redemption." The Sponsor does not in any way guarantee the enforceability, marketability, value or price of any Stocks in the Trust, nor that of the Units.

 The Trust Fund Evaluation per Unit at the time of sale or tender for redemption may be less than the price at which the Unit was purchased.

 The Sponsor may redeem any Units it has purchased in the secondary market if it determines for any reason that it is undesirable to continue to hold these Units in its inventory. Factors which the Sponsor may consider in making this determination will include the number of units of all series of all trusts which it holds in its inventory, the saleability of the Units, its estimate of the time required to sell the Units and general market conditions.

 Sponsor's Profits. In addition to the applicable sales charge, the Sponsor realizes a profit (or sustains a loss) in the amount of any difference between the cost of the Securities to the Sponsor and the price (including foreign currency rates, if any) at which it deposits the Securities in the Trust, which is the value of the Securities, determined by the Trustee as described under "Valuation" at the close of business on the Business Day prior to the Initial Date of Deposit.
The cost of Securities to the Sponsor includes the amount paid by the Sponsor for brokerage commissions.

 Cash, if any, received from Unitholders prior to the settlement date for the purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business subject to the limitations of Rule 15c3-3 under the Securities Exchange Act of 1934, as amended and may be of benefit to the Sponsor.

 In selling any Units in the initial public offering after the Initial Date of Deposit, the Sponsor may realize profits or sustain losses resulting from fluctuations in the net asset value of outstanding Units during that period. In maintaining a secondary market for the Units, the Sponsor may realize profits or sustain losses in the amount of any differences between the price at which it buys Units and the price at which it resells or redeems such Units.

                 REDEMPTION

 Units may be tendered to the Trustee, Investors
Bank & Trust Company, for redemption at its office in person, or by mail at Hancock Tower, P.O. Box
9130, Boston, MA 02117-9130 upon payment of any transfer or similar tax which must be paid to effect the redemption. At the present time there are no such taxes. No redemption fee will be charged by the Sponsor or the Trustee. If Units are represented by a certificate, it must be properly endorsed accompanied by a letter requesting redemption. If held in uncertificated form, a written instrument of redemption must be signed by the Unitholder. Unitholders must sign exactly as their names appear on the records of the Trustee with signatures guaranteed by an eligible guarantor institution or in such other manner as may be acceptable to the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator, or certificates of corporate authority. Unitholders should contact the Trustee to determine whether additional documents are necessary. Any Units tendered to the Trustee for redemption that are not repurchased by the Sponsor will be cancelled and those Units will no longer be offered for sale.

 Units will be redeemed at the redemption value per Unit (the "Redemption Value") next determined after receipt of the redemption request in good order by the Trustee. The Redemption Value per Unit is determined by dividing the Trust Fund
Evaluation by the number of Units outstanding.
(See "Valuation.")

 A redemption request is deemed received on the Business Day when such request is received prior to the closing time of the regular trading session on the New York Stock Exchange Inc. (ordinarily,
4:00 p.m. New York Time). If it is received after that time, it is deemed received on the next
Business Day. During the period in which the Sponsor maintains a secondary market for Units, the Sponsor may repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second Business Day following such presentation and Unitholders will receive the Redemption Value next determined after receipt by the Trustee of the redemption request.
Proceeds of a redemption will be paid to the Unitholder by the seventh calendar day following the date of tender (or if the seventh calendar day is not a Business Day on the first Business Day prior to the seventh calendar day).

 With respect to cash redemptions, amounts representing income received shall be withdrawn from the Income Account, and, to the extent such balance is insufficient, from the Capital Account.
The Trustee is empowered, to the extent necessary, to sell Securities in the manner as is directed by the Sponsor, which direction will be given to maximize the objectives of the Trust. In the event that no such direction is given by the Sponsor, the Trustee is empowered to sell Securities as follows: stripped U.S. Treasury Obligations will be sold to maintain in the Trust stripped U.S.
Treasury Obligations in an amount which, upon maturity, will equal at least $1.00 per Unit outstanding after giving effect to such redemption and Stocks having the greatest amount of capital appreciation will be sold first. (See
"Administration of the Trust".) However, with respect to redemption requests in excess of $500,000, the Sponsor may determine in its discretion to direct the Trustee to redeem Units
"in kind" by distributing Securities to the redeeming Unitholder. When Stock is distributed, a proportionate amount of Stock will be distributed, rounded to avoid the distribution of fractional shares and using cash or checks where rounding is not possible. The Sponsor may direct the Trustee to redeem Units "in kind" even if it is then maintaining a secondary market in Units of the Trust. Securities will be valued for this purpose as set forth under "Valuation". A Unitholder receiving a redemption "in kind" may incur brokerage or other transaction costs in converting the Securities distributed into cash. The availability of redemption "in-kind" is subject to compliance with all applicable laws and regulations, including the Securities Act.

 To the extent that Securities are redeemed in kind or sold, the size and diversity of the Trust will be reduced. Sales will usually be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received for Units upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption. In addition, because of the minimum amounts in which Securities are required to be sold, the proceeds of sale may exceed the amount required at the time to redeem Units; these excess proceeds will be distributed to Unitholders on the Distribution Dates.

 The Trustee may, in its discretion, and will, when so directed by the Sponsor, suspend the right of redemption, or postpone the date of payment of the Redemption Value, for more than seven calendar days following the day of tender for any period during which the New York Stock Exchange, Inc. is closed other than for weekend and holiday closings; or for any period during which the SEC determined that trading on the New York Stock
Exchange, Inc. is restricted or for any period during which an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable; or for such other period as the SEC may by order permit for the protection of Unitholders. The Trustee is not liable to any person or in any way for any loss or damages which may result from any suspension or postponement, or any failure to suspend or postpone when done in the Trustee's discretion.

                 VALUATION

 The Trustee will calculate the Trust Fund
Evaluation per Unit at the Evaluation Time described under "Essential Information Regarding the Trust" (1) on each June 30 and December 31 (or the last Business Day prior thereto), (2) on each Business Day as long as the Sponsor is maintaining a bid in the secondary market, (3) on the Business
Day on which any Unit is tendered for redemption and (4) on any other day desired by the Sponsor or the Trustee, by adding (a) the aggregate value of the Securities and other assets determined by the Trustee as described below, (b) cash on hand in the Trust, income accrued on the Treasury
Obligations but not distributed or held for distribution and dividends receivable on Stocks trading ex-dividend (other than any cash held in any reserve account established under the Indenture) and (c) accounts receivable for Securities sold and any other assets of the Trust
Fund not included in (a) and (b) above and deducting therefrom the sum of (v) taxes or other governmental charges against the Trust not previously deducted, (w) accrued fees and expenses of the Trustee and the Sponsor (including legal and auditing expenses) and other Trust expenses,
(x) cash allocated for distribution to
Unitholders, and (y) accounts payable for Units tendered for redemption and any other liabilities of the Trust Fund not included in (v), (w), (x) and (y) above. The Trust Fund Evaluation per Unit is calculated by dividing the result of the above computation by the number of Units outstanding as of the date of the Trust Fund Evaluation. Business days do not include Saturdays, Sundays, New Year's
Day, Martin Luther King, Jr. Day, President's Day,
Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day and other days that the New York Stock Exchange is closed.
The U.S. dollar value of Stock denominated in foreign currency, if any, contained in the Trust, will be based on the applicable foreign currency exchange rate calculated at the Evaluation Time.

 The value of Stocks shall be determined by the Trustee in good faith in the following manner: if the domestic Stocks are listed on one or more national securities exchanges or on the National
Market System maintained by the NASDAQ Stock
Market, such evaluation shall be based on the closing sale price on that day or, in the case of the NASDAQ, at the official closing price on that day on the exchange which is the principal market for the Stock (deemed to be the New York Stock
Exchange in the case of the domestic Stocks if such Stocks are listed thereon). If the Trustee determines that such price is not a basis for the value of Stocks, then: (1) if there is no such appropriate closing sales price on such exchange or system, at the mean between the closing bid and asked prices on such exchange or system (unless the Trustee deems such price inappropriate as a basis for evaluation), (2) if the Stocks are not so listed or, if so listed and the principal market therefor is other than on such exchange or there are no such appropriate closing bid and asked prices available, such evaluation shall be made by the Trustee in good faith based on the closing sale price in the over-the-counter market
(unless the Trustee deems such price inappropriate as a basis for evaluation) or (3) if there is no such appropriate closing price or if the closing price is deemed inappropriate as a basis for evaluation, then (a) on the basis of current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the Stock in good faith on the bid side of the market, (d) on the basis of a valuation by the Sponsor or (e) by any combination thereof. The tender of a Stock pursuant to a tender offer will not affect the method of valuing such Stock.

 The Treasury Obligations are valued on the basis of bid prices. The aggregate bid prices of the Treasury Obligations are the prices obtained from investment dealers or brokers (which may include the Sponsor) who customarily deal in Treasury
Obligations; or, if there is no market for the Treasury Obligations, and bid prices are not available, on the basis of current bid prices for comparable securities; or by appraisal; or by any combination of the above, adjusted to reflect income accrued.

COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION VALUE

 While the Public Offering Price of Units during the initial offering period is determined on the basis of the current offering prices of the stripped U.S. Treasury Obligations, the Public
Offering Price of Units in the secondary market and the Redemption Value is determined on the basis of the current bid prices of the stripped
U.S. Treasury Obligations. The Stocks are valued on the same basis for the initial and secondary markets and for purposes of redemptions. On the Business Day prior to the Initial Date of Deposit, the Public Offering Price per Unit (which figure includes the sales charge) exceeded the Redemption
Value, (See "Essential Information" in Part A).
The bid and offering prices of the stripped U.S.
Treasury Obligations is expected to vary. For this reason and others, including the fact that the Public Offering Price includes the sales charge, the amount realized by a Unitholder upon redemption of Units may be less than the price paid by the Unitholder for the Units.

              EXPENSES OF THE TRUST

The Initial Organizational Costs will be paid by the Trust, as is common for mutual funds.
Historically, the Sponsors of unit investment trusts have paid all organizational expenses. The
Sponsor will receive no fee from the Trust for its services in establishing the Trust.

The Sponsor will receive a fee, which is earned for portfolio supervisory services, and which is based upon the largest number of Units outstanding during the calendar year. The
Sponsor's fee, which is initially $.00035 per Unit, may exceed the actual costs of providing portfolio supervisory services for the Trust, but at no time will the total amount it receives for portfolio supervisory services rendered to all series of the UBS Pathfinders Trust in any calendar year exceed the aggregate cost to it of supplying such services in such year.

For its services as Trustee and Evaluator, the Trustee will be paid in monthly installments, at an annual rate of $.00170 per Unit computed monthly based upon the largest number of Units outstanding in the Trust during the preceding month. In addition, the regular and recurring expenses of the Trust are estimated to be $.00095 per Unit, which include, but are not limited to certain mailing, printing, and auditing expenses.
Expenses in excess of this estimate will be borne by the Trust. The Trustee could also benefit to the extent that it may hold funds in non-interest bearing accounts created under the Indenture.

The Sponsor's fee and Trustee's fee may be increased without approval of the Unitholders by an amount not exceeding a proportionate increase in the category entitled "All Services Less Rent" in the Consumer Price Index published by the United States Department of Labor or if the Consumer Price Index is no longer published, a similar index as determined by the Trustee and Sponsor.

In addition to the above, the following
charges are or may be incurred by the Trust and paid from the Income Account, or, to the extent funds are not available in the Income Account, from the Capital Account (see "Administration of the Trust-Accounts"): (1) fees for the Trustee for extraordinary services; (2) expenses of the Trustee (including legal and auditing expenses) and of counsel; (3) various governmental charges;
(4) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of the Unitholders; (5) indemnification of the Trustee for any loss, liabilities or expenses incurred by it in the administration of the Trust without gross negligence, bad faith or wilful misconduct on its part; (6) brokerage commissions and other expenses incurred in connection with the purchase and sale of Securities; and (7) expenses incurred upon termination of the Trust. In addition, to the extent then permitted by the SEC, the Trust may incur expenses of maintaining registration or qualification of the Trust or the Units under Federal or state securities laws so long as the Sponsor is maintaining a secondary market
(including, but not limited to, legal, auditing and printing expenses).

The accounts of the Trust shall be audited not less than annually by independent auditors selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds $.00050 per Unit. Unitholders covered by the audit during the year may receive a copy of the audited financial statements upon request.

The fees and expenses described above are payable out of the Trust and when unpaid will be secured by a lien on the Trust. Based upon the last dividend paid prior to the Initial Date of Deposit, dividends on the Stocks are expected to be sufficient to pay the estimated annual expenses of the Trust. To the extent that dividends paid with respect to the Stocks are not sufficient to meet such expenses of the Trust, the Trustee is authorized to sell Securities in the same manner as provided in "Redemption" herein.

              RIGHTS OF UNITHOLDERS

 Ownership of Units is evidenced by recordation on the books of the Trustee. In order to avoid additional operating costs and for investor convenience, certificates will not be issued.

                DISTRIBUTIONS

The Trustee will distribute any net income received, if any, from the Income Account, quarterly on the Distribution Dates to Unitholders of record on the preceding Record Date. Income with respect to the original issue discount on the stripped U.S. Treasury Obligations will not be distributed although Unitholders will be subject to tax as if a distribution had occurred.
Distributions from the Capital Account will be made on quarterly Distribution Dates to Unitholders of record on the preceding Record
Date, provided however, that distributions of less than $.005 per Unit need not be made from the Capital Account on any Distribution Date. (See
"Federal Income Taxes".)

Within a reasonable period after the Trust is terminated, each Unitholder will receive his pro rata share of the amounts realized upon disposition of the Securities plus any other assets of the Trust, less expenses of the Trust.
(See "Termination".)

             ADMINISTRATION OF THE TRUST

 Accounts. All dividends received and interest, if any, accrued on Securities, proceeds from the sale of Securities or other monies received by the Trustee on behalf of the Trust shall be held in trust in Short-Term Treasury Obligations (if permissible) or in non-interest bearing accounts until required to be disbursed.

 The Trustee will credit on its books to the Income Account any dividends (including stock dividends which were sold) and interest, if any, accrued by the Trust. All other receipts (i.e.
return of principal, and gains) are credited on its books to a Capital Account. Stock dividends received by the Trust, if any, will be sold by the Trustee and the proceeds therefrom be treated as income to the Trust. A record will be kept of qualifying dividends within the Income Account.
The pro rata share of the Income Account and the pro rata share of the Capital Account represented by each Unit will be computed by the Trustee as set forth under "Valuation".

 The Trustee will deduct from the Income Account and, to the extent funds are not sufficient in the Income Account, from the Capital Account, amounts necessary to pay annual expenses incurred by the Trust. (See "Expenses of the Trust.") In addition, the Trustee may withdraw from the Income Account and the Capital Account any amounts that may be necessary to cover redemption of Units by the Trustee. (See "Redemption.") In addition, distributions of amounts necessary to pay the Initial Organizational Costs will be made from the Capital Account to special accounts maintained by the Trustee for purpose of reimbursing the Sponsor. To the extent that funds are not available in the Capital Account to meet certain charges or expenses, the Trustee may sell
Securities. Upon notification from the Sponsor that the initial offering period is terminated, the Trustee, at the direction of the Sponsor, will cause the sale of Securities in an amount equal to the Initial Organizational Costs as certified to it by the Sponsor.

 The Trustee may establish reserves (the "Reserve
Account") within the Trust for state and local taxes, if any, and any other governmental charges payable out of the Trust.

 Reports and Records. With the distribution of income from the Trust, Unitholders will be furnished with a statement setting forth the amount being distributed from each account.

 The Trustee keeps records and accounts of the Trust at its office in Boston, including records of the names and addresses of Unitholders, a current list of underlying Securities in the portfolio and a copy of the Indenture. Records pertaining to a Unitholder or to the Trust (but not to other Unitholders) are available to the Unitholder for inspection at reasonable times during business hours.

 Within a reasonable period of time after the end of each calendar year, the Trustee will furnish each person who was a Unitholder at any time during the calendar year an annual report containing the following information, expressed in reasonable detail both as a dollar amount and as a dollar amount per Unit: (1) a summary of transactions for the year in the Income, Capital and Reserve Accounts; (2) any Securities sold during the year and the Securities held at the end of the year; (3) the Trust Fund Evaluation per Unit, computed as of the 31st day of December of such year (or the last Business Day prior thereto); and (4) amounts distributed to Unitholders during such year.

 Portfolio Supervision. The portfolio of the Trust is not "managed" by the Sponsor or the Trustee; their activities described in this Prospectus are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security (or tender a Security for cash in the case of paragraph (6) below):

 (1) upon the failure of the issuer to declare or pay anticipated dividends or interest;

 (2) upon the institution of materially adverse action or proceeding at law or in equity seeking to restrain or enjoin the declaration or payment of dividends or interest on any such Securities or the existence of any other materially adverse legal question or impediment affecting such Securities or the declaration or payment of dividends or interest on the same;

 (3) upon the breach of covenant or warranty in any trust indenture or other document relating to the issuer which might materially and adversely affect either immediately or contingently the declaration or payment of dividends or interest on such Securities;

 (4) upon the default in the payment of principal or par or stated value of, premium, if any, or income on any other outstanding securities of the issuer or the guarantor of such securities which might materially and adversely, either immediately or contingently, affect the declaration or payment of dividends or interest on the Securities;

 (5) upon the decline in price or the occurrence of any materially adverse market or credit factors, that in the opinion of the Sponsor, make the retention of such Securities not in the best interest of the Unitholder;

 (6) upon a public tender offer being made for a Security, or a merger or acquisition being announced affecting a Security that in the opinion of the Sponsor make the sale or tender of the Security in the best interests of the Unitholders;

 (7) upon a decrease in the Sponsor's internal rating of the Security; or

 (8) upon the happening of events which, in the opinion of the Sponsor, negatively affect the economic fundamentals of the issuer of the Security or the industry of which it is a part.

 The Indenture contains certain instructions to the Trustee regarding corporate actions that affect Securities held in the Trust. In most cases, the Trustee is required to use its best efforts to vote the Securities as closely as practicable in the same manner and in the same proportion as are all other securities held by owners other than the Trust. In cases of offers to exchange Securities for other stock or securities
(including but not limited to a tender offer), the Trustee is required to reject such offers. If, after complying with such procedures, the Trustee nevertheless receives stock or securities, with or without cash, as a result of the corporate action, the Trustee, at the direction of the Sponsor, may retain or sell the stock or securities. Any stock or securities so retained will be subject to the terms and conditions of the Indenture to the same extent as the Securities originally deposited in the Trust.

 The Trustee may dispose of Securities where necessary to pay annual Trust expenses or to satisfy redemption requests as directed by the Sponsor and in a manner necessary to maximize the objectives of the Trust, or if not so directed, in its own discretion, provided however, that stripped U.S. Treasury Obligations will be sold to maintain in the Trust stripped U.S. Treasury
Obligations in an amount which, upon maturity, will equal at least $1.00 per Unit outstanding after giving effect to the redemption and Stocks having the greatest appreciation shall be sold first.

 Reinvestment. Cash received upon the sale of Stock (except for sales to meet redemption requests) and dividends received may, if and to the extent there is no legal or regulatory impediment, be reinvested in Short-Term Treasury
Obligations. The Sponsor anticipates that, where permitted, such proceeds will be reinvested in interest bearing Short-Term Treasury Obligations unless factors exist such that reinvestment would not be in the best interest of Unitholders or would be impractical. Such factors may include, among others, (i) short reinvestment periods which would make reinvestment in Short-Term Treasury
Obligations undesirable or infeasible and (ii) amounts not sufficiently large so as to make a reinvestment economical or feasible. Any moneys held and not reinvested will be held in a non-interest bearing account until distribution on the next Distribution Date to Unitholders of record.

             AMENDMENT OF THE INDENTURE

 The Indenture may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent or to make other provisions that will not materially adversely affect the interest of the Unitholders.

 The Indenture may be amended in any respect by the Sponsor and the Trustee with the consent of the holders of 51% of the Units then outstanding;
provided that no such amendment shall (1) reduce the interest in the Trust represented by a Unit or
(2) reduce the percentage of Unitholders required to consent to any such amendment, without the consent of all Unitholders.

 The Trustee will promptly notify Unitholders of the substance of any amendment affecting
Unitholders' rights or their interest in the Trust.

             TERMINATION OF THE TRUST

 The Indenture provides that the Trust will terminate within 15 days after the maturity of the stripped U.S. Treasury Obligations held in the Trust. If the value of the Trust as shown by the Trust Fund Evaluation is less than twenty percent
(20%) of the market value of the Securities upon completion of the deposit of Securities, the Trustee may in its discretion, and will when so directed by the Sponsor, terminate the Trust. The
Trust may also be terminated at any time by the written consent of 51% of the Unitholders or by the Trustee upon the resignation or removal of the Sponsor if the Trustee determines termination to be in the best interest of the Unitholders. In no event will the Trust continue beyond the Mandatory
Termination Date as stated in "Essential
Information Regarding the Trust."

 As directed by the Sponsor approximately 30 days prior to the Mandatory Termination Date the Trustee will begin to sell the Stocks held in the Trust. Stocks having the greatest amount of capital appreciation will be sold first. Upon termination of the Trust, the Trustee will sell any Stocks then remaining in the Trust and will then, after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by the Trust, distribute to each Unitholder, upon surrender for cancellation of his Certificate (if applicable) after due notice of such termination, such Unitholder's pro rata share in the Income and Capital Accounts. Monies held upon the sale of Securities will be held in Short-Term Treasury
Obligations (if permissible) or in non-interest bearing accounts created under the Indenture until distributed and, if not re-invested, will be of benefit to the Trustee. The sale of Stocks in the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if the sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by the Unitholder.

                  SPONSOR

 The Sponsor, UBS Financial Services Inc., is a corporation organized under the laws of the State of Delaware. The Sponsor is a member firm of the New York Stock Exchange, Inc. as well as other major securities and commodities exchanges and is a member of NASD. The Sponsor, its parent and other affiliates are engaged in security and commodity brokerage businesses as well as underwriting and distributing new issues. The
Sponsor also acts as a dealer in unlisted securities and municipal bonds and in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as a broker or dealer in securities.

 The Sponsor is an affiliate of UBS Securities LLC and a wholly-owned subsidiary of UBS AG. The combined U.S. research team consists of approximately 66 senior analysts following over 800 companies. Together, the Sponsor and its affiliates have a total of more than 400 analysts worldwide.

The Sponsor, UBS AG, UBS Securities LLC or other affiliates of the Sponsor (collectively, ''Affiliated Entities'') may have acted as underwriter, manager or co-manager of a public offering of the Securities during the last three years; they may serve as specialists in the Securities on one or more stock exchanges and may have a long or short position in any of the Securities or options on any of them, and may be on the opposite side of public orders executed on the floor of an exchange where the Securities are listed. An officer, director or employee of any of the Affiliated Entities may be an officer or director of one or more of the issuers of the Securities. Each of the Affiliated Entities may trade for its own account as an odd-lot dealer, market maker, block positioner and/or arbitrageur in any of the Securities or in options on them.
Each of the Affiliated Entities, its directors, elected officers and employee benefits programs may have either a long or short position in any Securities or options on them.

 The Indenture provides that the Sponsor will not be liable to the Trustee, the Trust or to the Unitholders for taking any action or for refraining from taking any action made in good faith or for errors in judgment, but will be liable only for its own willful misfeasance, bad faith, gross negligence or willful disregard of its duties. The Sponsor will not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Stocks in the Trust.

 The Indenture is binding upon any successor to the business of the Sponsor. The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on the business of the Sponsor and duly assumes all the obligations of the Sponsor under the Indenture. In such event the Sponsor shall be relieved of all further liability under the Indenture.

 If the Sponsor fails to undertake any of its duties under the Indenture, becomes incapable of acting, becomes bankrupt, or has its affairs taken over by public authorities, the Trustee may either appoint a successor Sponsor or Sponsors to serve at rates of compensation determined as provided in the Indenture or terminate the Indenture and liquidate the Trust.

                CODE OF ETHICS

 The Trust and the Sponsor have each adopted a code of ethics regarding personal securities transactions by the Sponsor's employees. The Code permits employee investments in securities, including securities that may be purchased or held by the Trust. The Code is designed to prevent fraud, deception and misconduct against the Trust and to provide for reporting of personal securities transactions by certain employees. The
Code is on file with the Commission and can be reviewed and copied at the Commission's Public
Reference Room in Washington, DC. For information on operations of the Public Reference room, call the Commission at (202) 942-8090. The Code is available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.
A copy may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference
Section, Washington, DC 20549-0102.
                  TRUSTEE

 The Trustee is Investors Bank & Trust Company, a
Massachusetts trust company with its office at Hancock Tower, 200 Clarendon Street, Boston,
Massachusetts 02116, toll-free number 1-800-356-
2754 (which is subject to supervision by the Massachusetts Commissioner of Banks, the Federal
Deposit Insurance Corporation and the Board of
Governors of the Federal Reserve System).

 The Indenture provides that the Trustee will not be liable for any action taken in good faith in reliance on properly executed documents or the disposition of moneys, Securities or Certificates or in respect of any valuation which it is required to make, except by reason of its own gross negligence, bad faith or wilful misconduct, nor will the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities in the Trust. In the event of the failure of the Sponsor to act, the Trustee may act and will not be liable for any such action taken by it in good faith. The Trustee will not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United
States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee. The Trustee will be indemnified and held harmless against any loss or liability accruing to it without gross negligence, bad faith or wilful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust, including the costs and expenses (including counsel fees) of defending itself against any claim of liability.

The Trustee, including its affiliates,
acting in its individual capacity and not as Trustee, may provide other services, such as brokerage services, to the Trust, and may otherwise deal with the Trust as if it were not the Trustee.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  The Statement of Financial Condition and
Schedule of Investments have been audited by Ernst
& Young LLP, independent registered public accounting firm and have been included in this Prospectus in reliance upon their report given on their authority as experts in accounting and auditing.

                LEGAL OPINIONS

  The legality of the Units offered by this Prospectus has been passed upon by Carter Ledyard
& Milburn LLP, 2 Wall Street, New York, New York, as counsel for the Sponsor.

                       CONTENTS OF REGISTRATION STATEMENT
          This registration statement comprises the following
  documents:
          The facing sheet.
          The Prospectus.
          The signatures.
          The following exhibits:
          EX-99.2      Opinion of Counsel as to legality of securities
                       being registered
          EX-99.C1     Consent of Independent Registered Public Accounting Firm
          EX-99.A11    Code of Ethics of UBS Financial Services Unit
                       Trusts (incorporated herein by reference to Exhibit
                       No. 5 to the Amendment dated June 9, 2003 to the
                       Registration Statement on Form N-8B-2 (file number
                       811-3722) filed on June 9, 2003.)
                             FINANCIAL STATEMENTS
          1.      Statement of Condition of the Trust as shown in
                  the current Prospectus for this series.
          2.      Financial Statements of the Depositor.
                  UBS Financial Services Inc. - Financial Statements incorporated by reference to Form 10-k and
                  Form 10-Q (File No. 1-7367) respectively.
  SIGNATURES
  Pursuant to the requirements of the Securities Act of 1933, the registrant, UBS Pathfinders Trust, Treasury and Growth Stock Series 27 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities
  Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of New York, and the State of New York on the 1st day of November, 2005.
                              UBS PATHFINDERS TRUST,
                      TREASURY AND GROWTH STOCK SERIES 27
                                  (Registrant)
                              By: UBS Financial Services Inc.
                                  (Depositor)
                              /s/ RICHARD STEWART
                                  Richard Stewart
                                  Corporate Vice President
  Pursuant to the requirements of the Securities Act of 1933, this
  Amendment to the Registration Statement has been signed on behalf of UBS Financial Services Inc., the Depositor, by the following persons who constitute a majority its Board of Directors in the following capacities and in the City of New York, and State of
  New York, on this 1st day of November, 2005.
  UBS FINANCIAL SERVICES INC.
  Name                        Office
  Marten S. Hoekstra          Chairman, President, Director and Chief
                              Executive Officer,
                              UBS Financial Services Inc.*
  Robert J. Chersi            Director, Executive Vice President,
                              Treasurer, Chief Financial Officer and
                              Assistant Secretary
                              UBS Financial Services Inc.*
  Diane Frimmel               Director and Executive Vice President
                              UBS Financial Services Inc.*
  Michael A. Weisberg         Director and Executive Vice President
                              UBS Financial Services Inc.
  David Lawrence Zoll         Director and Executive Vice President
                              UBS Financial Services Inc.*
                              By: /s/ RICHARD STEWART
                                      Richard Stewart
                                      Attorney-in-fact*
  *  Executed copies of the powers of attorney incorporated herein by reference to Exhibit 99.C3 to Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-128303.
                       EXHIBIT INDEX
          EX-99.2      Opinion of Counsel as to legality of securities
                       being registered
          EX-99.C1     Consent of Independent Registered Public Accounting Firm
          EX-99.A11    Code of Ethics of UBS Financial Services Inc. Unit
                       Trusts (incorporated herein by reference to Exhibit
                       No. 5 to the Amendment dated June 9, 2003 to the
                       Registration Statement on Form N-8B-2 (file number
                       811-3722) filed on June 9, 2003.)